This Amendment to the Registration Statement has been signed by the Boards of
                  Trustees of the Registrant and the Portfolios


    As Filed With the Securities and Exchange Commission on December 17, 1999

                                                               File No. 33-44579
                                                                        811-6498
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   ----------

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Pre-Effective Amendment No.                         [ ]
                         Post-Effective Amendment No. 35                     [X]

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 37                             [X]


                              PIC INVESTMENT TRUST
               (Exact name of registrant as specified in charter)


         300 North Lake Avenue
             Pasadena, CA                                   91101-4106
(Address of Principal Executive Offices)                    (Zip Code)

       Registrant's Telephone Number (including area code): (626) 449-8500

                               WILLIAM T. WARNICK
                          Provident Investment Counsel
                              300 North Lake Avenue
                             Pasadena, CA 91101-4106
               (Name and address of agent for service of process)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective (check appropriate box)

             [ ] immediately upon filing pursuant to paragraph (b)
             [ ] on (date) pursuant to paragraph (b)
             [ ] 60 days after filing pursuant to paragraph (a)(i)
             [ ] on (date) pursuant to paragraph (a)(i)
             [X] 75 days after filing pursuant to paragraph (a)(ii)
             [ ] on pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box

             [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

PROVIDENT INVESTMENT COUNSEL FUNDS A, B AND C




BALANCED FUND

GROWTH FUND

MID CAP FUND

SMALL COMPANY GROWTH FUND



PROSPECTUS
FEBRUARY __, 2000



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how the Funds invest and the services available to shareholders.

                                    CONTENTS

Key Facts
The Funds at a Glance
The Principal Goals and Strategies of the Funds
The Principal Risks of Investing in the Funds
Who May Want to Invest
Performance
Fees and Expenses
Structure of the Funds and the Portfolios
More Information About the Funds' Investments,
  Strategies and Risks
Management
The Advisor's Historical Performance Data
Your Account
Ways to Set Up Your Account
Calculation of Net Asset Value
How to Buy Shares
How to Sell Shares
Important Redemption Information
Investor Services
Shareholder Account Policies
Dividends, Capital Gains and Taxes
Distribution Options
Understanding Distributions
Transaction Details
Year 2000 Risk
Financial Highlights

KEY FACTS

THE FUNDS AT A GLANCE


MANAGEMENT: Provident Investment Counsel (PIC), located in Pasadena, California since 1951, is the Funds' Advisor. At December 31, 1999, total assets under PIC's management were over $__ billion.


STRUCTURE:  Unlike  most  mutual  funds,  each Fund's  investment  in  portfolio securities is indirect. A Fund first invests all of its assets in a PIC Portfolio. The PIC Portfolio, in turn, acquires and manages individual securities. Each Fund has the same investment objective as the PIC Portfolio in which it invests. Investors should carefully consider this investment approach.


The Balanced Fund A, Balanced Fund B and Balanced Fund C (the "Balanced Funds") have the same investment objective and invest in the PIC Balanced Portfolio. The Growth Fund A, Growth Fund B and Growth Fund C (the "Growth Funds") have the same investment objective and invest in the PIC Growth Portfolio. The Mid Cap Fund A, Mid Cap Fund B and Mid Cap Fund C (the "Mid Cap Funds") have the same investment objective and invest in PIC Mid Cap Portfolio. The Small Company Growth Fund A, Small Company Growth Fund B and Small Company Growth Fund C (the "Small Company Growth Funds") have the same investment objective and invest in the PIC Small Cap Portfolio.


For reasons relating to costs or a change in investment goal, among others, each Fund could switch to another pooled investment company or decide to manage its assets itself. None of the Funds in the Prospectus is currently contemplating such a move.

THE PRINCIPAL GOALS AND STRATEGIES OF THE FUNDS

BALANCED FUNDS

GOAL: Total return -- that is, a combination of income and capital growth, while preserving capital.

STRATEGY: Invest, through the PIC Balanced Portfolio, in a combination of high quality growth stocks and bonds. PIC considers companies with high rates of growth in sales and earnings, strong financial characteristics, a propriety product, industry leadership, significant management ownership and well thought out management goals, plans and controls to be high quality. In selecting common stocks, PIC does an analysis of individual companies and invests in companies of any size which are currently experiencing a growth of earnings and revenue which is above the average relative to its industry peers and the equity market in general. The Balanced Portfolio will invest only in fixed-income securities that have been rated investment grade by a nationally recognized statistical rating agency, or are the unrated equivalent. In selecting fixed-income securities, PIC examines the relationship between long-term and short-term interest rates,
taking  into  account   historical   relationships   and  the  current  economic
environment.

GROWTH FUNDS

GOAL: Long term growth of capital.

STRATEGY: Invest, through the PIC Growth Portfolio, in high quality growth stocks. PIC considers companies with high rates of growth in sales and earnings, strong financial characteristics, a propriety product, industry leadership, significant management ownership and well thought out management goals, plans and controls to be high quality. In selecting common stocks, PIC does an analysis of individual companies and invests in companies of any size which are currently experiencing a growth of earnings and revenue which is above the average relative to its industry peers and the equity market in general.

MID CAP FUNDS

GOAL: Long term growth of capital.

STRATEGY: Invest, through the PIC Mid Cap Portfolio, mainly in the common stock of medium-sized companies. In selecting investments, PIC does an analysis of individual companies and invests in those medium-capitalization companies which it believes have the best prospects for future growth of earnings and revenue.

SMALL COMPANY GROWTH FUNDS

GOAL: Long term growth of capital.

STRATEGY: Invest, through the PIC Small Cap Portfolio, mainly in the common stock of small- capitalization companies. In selecting investments, PIC does an analysis of individual companies and invests in those small-capitalization companies which it believes have the best prospects for future growth of earnings and revenue.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

MARKET RISK: The value of each Fund's investments will vary from day to day. The value of the securities in the Fund's investment generally reflects market conditions, interest rates and other company, political and economic news. Stock prices can rise and fall in response to these factors for short or extended period of time. Therefore, when you sell your shares, you may receive more or less money that you originally invested.

SMALL AND MEDIUM COMPANY RISK: Each Fund may invest in the securities of small and medium-sized companies. However, the Mid Cap Funds primarily invest in the securities of medium-sized companies and the Small Company Growth Funds primarily invest in the securities of small-sized companies. The securities of medium and small, less well-known companies may be more volatile than those of larger companies. Such companies may have limited product lines, markets or financial resources and their securities may have limited market liquidity. These risks are greater for small-sized companies.

BOND RISK: The Balanced Funds invest in bonds. A bond's market value is affected significantly by changes in interest rates. Generally, when interest rates rise, the bond's market value declines and when interest rates decline, its market value rises. Generally, the longer a bond's maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond's maturity, the lower the risk and the lower its yield. A bond's value can also be affected by changes in the bond's credit quality rating or its issuer's financial condition.

By itself, no Fund is a complete, balanced investment plan. And no Fund can guarantee that it will reach its goal.

WHO MAY WANT TO INVEST

The Balanced Funds may be appropriate for investors who seek potentially high long-term returns, but hope to see less fluctuation in the value of their investment.

The Growth Funds may be appropriate for investors who seek potentially high long-term returns, but are willing to accept the greater risk of investing in growth stocks. The Funds are designed for those investors seeking capital appreciation through a diversified portfolio of securities of companies of all sizes.

The Mid Cap Funds may be appropriate for investors who seek potentially high long-term returns, but are willing to accept the greater risk of investing in medium-capitalization companies. The Funds are designed for those investors who want to focus on medium-capitalization companies.

The Small Company Growth Funds may be appropriate for investors who seek potentially above-average long-term returns, but are willing to accept the greater risk of investing in small- capitalization companies. The Funds are designed for those investors who want to focus on small- capitalization companies.

Investments in the Funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following performance information indicates some of the risks of investing in the Funds A. The bar charts show how the Funds' total returns have varied from year to year. The tables show the Funds' average returns over time compared with broad-based market indexes. The bar charts do not reflect sales charges, which would lower the returns shown. This past performance will not necessarily continue in the future. Because the Funds B and Funds C have been in operation for less than a full calendar year, their total return bar chart and performance table have not been included.

[The following is the bar chart]
BALANCED FUND A

Calendar Year Total Returns (%)

93 -
94 -
95 -
96 -
97 -
98 -
99 -
[End of bar chart]

Best quarter: up __%, __ quarter 199_
Worst quarter: down ____%,   ___ quarter 199_

Average Annual Total Returns
as of December 31, 1999

                                                                Since Inception
                                           1 Year    5 Years     June 11, 1992
                                           ------    -------     -------------

Balanced Fund A                             ____%      ____%         ____%
S&P 500 Index*                              ____       ____          ____
Lehman Brothers Government/
 Corporate Bond Index**                     ____       ____          ____
S&P 500 Index and
 Lehman Brothers Government/
 Corporate Bond Index***                    ____       ____          ____
Lipper Balanced Fund Index****              ____       ____          ____

----------
* The S&P 500 Index is an unmanaged index generally representative of the market for stocks of large-sized companies.
** The Lehman Brothers Government/Corporate Bond Index is an unmanaged market-weighted index which is generally regarded as representative of the market for domestic bonds.
*** These figures represent a blend of the performance of both the S&P 500 Index (60%) and the Lehman Brothers Government/Corporate Bond Index (40%). This combined index reflects the asset allocation between equity and fixed-income securities that PIC intends to maintain.
**** The Lipper Balanced Fund Index measures the performance of those mutual funds that Lipper Analytical Services, Inc. has classified as "balanced." Balanced funds maintain a portfolio of both stocks and bonds, typically with a stock ratio of approximately 60% of assets and a bond ratio of of approximately 40% of assets. The funds in this index have a similar investment objective as the Balanced Funds.

[The following is the bar chart]
GROWTH FUND A

Calendar Year Total Returns (%)

98 -
99 -
[End of bar chart]

Best quarter: up ____%, ___ quarter 199_
Worst quarter: down ___%, ___ quarter 199_

Average Annual Total Returns
as of December 31, 1999

                                                       Since Inception
                                           1 Year      February 3, 1997
                                           ------      ----------------

Growth Fund A                               ____%           ____%
S&P 500 Index*                              ____            ____

----------
* The S&P 500 Index is an unmanaged index generally representative of the market for the stocks of large-sized U.S. companies.

[The following is the bar chart]
MID CAP FUND A

Calendar Year Total Returns (%)

98 -
99 -
[End of bar chart]

Best quarter: up ____%, ___ quarter 199_
Worst quarter: down ____%, ____quarter 199_

Average Annual Total Returns
as of December 31, 1999

                                                        Since Inception
                                           1 Year      December 31, 1997
                                           ------      -----------------

Mid Cap Fund A                              ____%            ____%
Russell Midcap Index*                       ____             ____

----------
* The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index. As of ______, 1999, the average market capitalization of companies in the Russell 1000 Index was approximately $___ billion.

[The following is the bar chart]
SMALL COMPANY GROWTH FUND A

Calendar Year Total Returns (%)

98 -
99 -
[End of bar chart]

Best quarter: up ____%, ___ quarter 199_
Worst quarter: down ____%, ___ quarter 199_

Average Annual Total Returns
as of December 31, 1999

                                                        Since Inception
                                           1 Year       February 3, 1997
                                           ------       ----------------

Small Company Growth Fund A                 ____%            ____%
Russell 2000 Growth Index*                  ____             ____

----------
* The Russell 2000 Growth Index measures the performance of those companies in the Russell 2000 Index with higher price-to-book ratios and lower forecasted growth values. The Russell 2000 Index is a recognized index of small-capitalization companies.

                                FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUNDS.


                                           Provident     Provident    Provident
                                           Investment    Investment   Investment
                                           Counsel       Counsel      Counsel
                                           Funds A       Funds B      Funds C
                                           -------       -------      -------
SHAREHOLDER FEES
(fees paid directly from your investment)

Maximum sales charge (load) imposed
 on purchases (as a percentage of
 offering price)                           5.75%          None          None
Maximum deferred sales (load) charge
  (as a percentage of purchase or sale
  price whichever is less)                 None           5.00%         1.00%
Redemption fee                             None*          None          None
Exchange fee                               None           None          None

----------
* Shareholders who buy $1 million of Fund A shares without paying a sales charge will be charged a 1% fee on redemptions made within one year of purchase.

ANNUAL FUND OPERATING EXPENSES*
(expenses that are deducted from Fund assets)

                                    Balanced   Growth    Mid Cap   Small Company
                                     Fund A    Fund A    Fund A    Growth Fund A
                                     ------    ------    ------    -------------
Management Fee (paid by
  the Portfolio)                      0.60%     0.80%     0.70%        0.80%
Distribution and Service
  (12b-1) Fees (paid by the Fund)     0.25%     0.25%     0.25%        0.25%
Other Expenses (paid by the
 Fund and the Portfolio)                 5          %         %            %
   Administration Fee to PIC
     (paid by the Fund)               0.20%     0.20%     0.20%        0.20%
   Shareholder Services Fee
     (paid by the Fund)               0.15%     0.15%     0.15%        0.15%
                                     -----     -----     -----        -----
Total Annual Fund
  Operating Expenses                      %         %         %           3%

Expense Reimbursements ***           (    %)   (    %)   (    %)      (    %)
                                     -----     -----     -----        -----

Net Expenses                          1.05%     1.35%     1.39%        1.55%
                                     =====     =====     =====        =====

                                    Balanced   Growth    Mid Cap   Small Company
                                     Fund B    Fund B    Fund B    Growth Fund B
                                     ------    ------    ------    -------------
Management Fee (paid by
  the Portfolio)                      0.60%     0.80%     0.70%        0.80%
Distribution and Service
 (12b-1) Fees (paid by the Fund)      1.00%     1.00%     1.00%        1.00%
Other Expenses (paid by the
 Fund and the Portfolio)                  %         %         %            %
   Administration Fee to PIC
     (paid by the Fund)               0.20%     0.20%     0.20%        0.20%
                                     -----     -----     -----        -----

Total Annual Fund
  Operating Expenses                      %         %         %            %

Expense Reimbursements ***           (    %)   (    %)   (    %)      (    %)
                                     -----     -----     -----        -----

Net Expenses                          1.90%     2.10%     2.14%        2.30%
                                     =====     =====     =====        =====


                                    Balanced   Growth    Mid Cap   Small Company
                                     Fund C    Fund C    Fund C    Growth Fund C
                                     ------    ------    ------    -------------
Management Fee (paid by
  the Portfolio)                      0.60%     0.80%     0.70%        0.80%
Distribution and Service
 (12b-1) Fees (paid by the Fund)      1.00%     1.00%     1.00%        1.00%
Other Expenses** (paid by the
 Fund and the Portfolio)              0.29%     2.74%     1.86%        3.00%
   Administration Fee to PIC
     (paid by the Fund)               0.20%     0.20%     0.20%        0.20%
                                     -----     -----     -----        -----

Total Annual Fund
 Operating Expenses                   2.09%     4.74%     3.76%        5.00%

Expense Reimbursements ***           (0.19%)   (2.64%)   (1.62%)      (2.70%)
                                     -----     -----     -----        -----

Net Expenses                          1.90%     2.10%     2.14%        2.30%
                                     =====     =====     =====        =====

----------

* The tables above and the Example below reflect the expenses of the Funds and the Portfolios.
**   Other Expenses are based on estimated amounts for the current fiscal year.
*** Pursuant to a contract with the Funds, PIC has agreed to reimburse each Fund and Portfolio for investment advisory fees and other expenses for ten years ending March 1, 2010. PIC reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Funds if, within three subsequent years, a Fund's expenses are less than the limit agreed to by PIC.

EXAMPLES: These examples will help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. These examples are only illustrations, and your actual costs may be higher or lower. Let's say, hypothetically, that each Fund's annual return is 5% and that its operating expenses remain the same. For every $10,000 you invest, here's how much you would pay in total expenses for the time periods shown if you redeemed your shares at the end of the period:


                                1 Year      3 Years      5 Years      10 Years
                                ------      -------      -------      --------
Balanced Fund A                 $           $            $            $
Balanced Fund B                 $           $            $            $
Balanced Fund C                 $           $            N/A          N/A
Growth Fund A                   $           $            $            $
Growth Fund B                   $           $            $            $
Growth Fund C                   $           $            N/A          N/A
Mid Cap Fund A                  $           $            $            $
Mid Cap Fund B                  $           $            $            $
Mid Cap Fund C                  $           $            N/A          N/A
Small Company Growth Fund A     $           $            $            $
Small Company Growth Fund B     $           $            $            $
Small Company Growth Fund C     $           $            N/A          N/A

You would pay the following expenses if you did not redeem your shares:

                                1 Year      3 Years      5 Years      10 Years
                                ------      -------      -------      --------
Balanced Fund A                 $           $            $            $
Balanced Fund B                 $           $            $            $
Balanced Fund C                 $           $            N/A          N/A
Growth Fund A                   $           $            $            $
Growth Fund B                   $           $            $            $
Growth Fund C                   $           $            N/A          N/A
Mid Cap Fund A                  $           $            $            $
Mid Cap Fund B                  $           $            $            $
Mid Cap Fund C                  $           $            N/A          N/A
Small Company Growth Fund A     $           $            $            $
Small Company Growth Fund B     $           $            $            $
Small Company Growth Fund C     $           $            N/A          N/A


STRUCTURE OF THE FUNDS AND THE PORTFOLIOS

Each Fund seeks its goal by investing all of its assets in a PIC Portfolio. The PIC Portfolio then invests directly in securities. Each PIC Portfolio is a mutual fund with the same investment goal as the Fund investing in it.

A Portfolio may sell its shares to other funds and institutions as well as to a Fund. All who invest in a Portfolio do so on the same terms and conditions and pay a proportionate share of the Portfolio's expenses. However, these other funds may sell their shares to the public at prices different from the Funds' prices. This would be due to different sales charges or operating expenses, and it might result in different investment returns to these other funds' shareholders.

MORE INFORMATION ABOUT THE FUNDS' INVESTMENTS, STRATEGIES AND RISKS

As described earlier, each Fund invests all of its assets in a PIC Portfolio. This section gives more information about how the PIC Portfolios invest.

PIC supports its selection of individual securities through intensive research and uses qualitative and quantitative disciplines to determine when securities should be sold. PIC's research professionals meet personally with the majority of the senior officers of the companies in the Portfolios to discuss their abilities to generate strong revenue and earnings growth in the future.

PIC's investment professionals focus on individual companies rather than trying to identify the best market sectors going forward. This is often referred to as a "bottom-up" approach to investing. PIC seeks companies that have displayed exceptional profitability, market share, return on equity, reinvestment rates and sales and dividend growth. Companies with significant management ownership of stock, strong management goals, plans and controls; and leading proprietary positions in given market niches are especially attractive. Finally, the valuation of each company is assessed relative to its industry, earnings growth and the market in general.

Each Portfolio invests to a limited degree in foreign securities. Foreign investments involve additional risks including currency fluctuations, political and economic instability, differences in financial reporting standards, and less stringent regulation of securities markets.

In determining whether to sell a security, PIC considers the following: (a) a fundamental change in the future outlook of the company; (b) the company's performance compared to other companies in its peer group; and (c) whether the security has reached its target price.

Each Portfolio seeks to spread investment risk by diversifying its holdings among many companies and industries. PIC normally invests each Portfolio's assets according to its investment strategy. However, each Portfolio may depart from its principal investment strategies by making short-term investments in high-quality cash equivalents for temporary, defensive purposes. At those times, a Fund would not be seeking its investment objective.

It is not anticipated that the annual portfolio turnover rate of the Portfolios will exceed 100%. However, the Advisor will not consider the rate of portfolio turnover to be a limiting factor in determining whether or purchase or sell securities in order to achieve a Fund's investment objective. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains. This may mean that you would be likely to have a higher tax liability. A high portfolio turnover rate also leads to higher transactions costs, which could negatively affect a Fund's performance.

PROVIDENT INVESTMENT COUNSEL BALANCED FUNDS

The Balanced Funds seek total return while preserving capital by investing in the PIC Balanced Portfolio. The Balanced Portfolio will attempt to achieve total return through investments in equity and fixed-income securities. The Portfolio's investments in equity securities will principally be in shares of common stock.

In selecting investments for the Balanced Portfolio, PIC will include the common stock of companies of various sizes which are currently experiencing a growth of earnings and revenue which is above the average relative to its industry peers and the equity market general. The Balanced Portfolio will invest in a range of small, medium and large companies. The minimum market capitalization of a portfolio security is expected to be $1 billion, and the average market capitalization is currently approximately $__ billion. A company's market capitalization is the total market value of its outstanding common stock. Equity securities in which the Balanced Portfolio invests typically average less than a 1% dividend. Currently, approximately __% of the shares of common stock in which the Balanced Portfolio invests are listed on the New York or American Stock Exchanges, and the remainder are traded on the NASDAQ system or are otherwise traded over-the-counter.

The Balanced Portfolio will also invest at least 25%, and may invest up to 70%, of its total assets in fixed-income securities, both to earn current income and to achieve gains from an increase in the value of the fixed-income securities. The types of fixed-income securities in which the Balanced Portfolio will invest include U.S. dollar denominated corporate debt securities and U.S. Government securities. The Balanced Portfolio will invest only in fixed-income securities that are rated investment grade by a nationally recognized statistical rating agency, or are the unrated equivalent. Lower-rated securities have higher credit risks.

Fixed-income securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Longer-term fixed-income securities are generally more sensitive to interest rate changes than short-term fixed-income securities. In general, prices of fixed-income securities rise when interest rates fall, and vice versa.

In selecting fixed-income securities, PIC does not base its investment decisions on forecasts of future interest rates or economic events. Rather, in selecting fixed-income securities for the Balanced Portfolio, PIC examines the relationship between long-term and short-term interest rates, taking into account historical relationships and the current economic environment. PIC seeks to identify sectors and individual securities within certain sectors, which it has determined are undervalued. PIC's analysis takes into account historical data and current market conditions.

PROVIDENT INVESTMENT COUNSEL GROWTH FUNDS

The Growth Funds seek long term growth of capital by investing in the PIC Growth Portfolio, which in turn invests primarily in shares of common stock. Under normal circumstances, the Growth Portfolio will invest at least 80% of its assets in shares of common stock. In selecting investments for the Growth Portfolio, PIC will include companies of various sizes which are currently experiencing a growth of earnings and revenue which is above the average relative to its industry peers and the equity market in general. The minimum market capitalization of a portfolio security is expected to be $1 billion, and the average market capitalization is currently approximately $__ billion. Equity securities in which the Growth Portfolio invests typically average less than a 1% dividend. Currently, approximately __% of the shares of common stock in which the Growth Portfolio invests are listed on the New York or American Stock Exchanges, and the remainder are traded on the NASDAQ system or are otherwise traded over-the-counter.

PROVIDENT INVESTMENT COUNSEL MID CAP FUNDS

The Mid Cap Funds seek long term growth of capital by investing in the PIC Mid Cap Portfolio, which in turn invests primarily in the common stock of medium-sized companies.

PIC will  invest  at least  65%,  and  normally  at  least  95%,  of the Mid Cap
Portfolio's total assets in these securities. The Mid Cap Portfolio has flexibility, however, to invest the balance in other market capitalizations and security types.

Medium-sized companies are those whose market capitalizations fall within the range of $500 million to $5 billion. Investing in medium capitalization stocks may involve greater risk than investing in large capitalization stocks, since they can be subject to more abrupt or erratic movements in value. However, they tend to involve less risk than stocks of small companies. Over the course of a business cycle, medium capitalization stocks have shown greater growth potential than those of large capitalization stocks.

PROVIDENT INVESTMENT COUNSEL SMALL COMPANY GROWTH FUNDS

The Small Company Growth Funds seek long term growth of capital by investing in the PIC Small Cap Portfolio, which in turn invests primarily in the common stock of small companies.

PIC will invest at least 65%, and normally at least 95%, of the Portfolio's total assets in these securities. The Small Cap Portfolio has flexibility, however, to invest the balance in other market capitalizations and security types. Small companies are those whose market capitalization or annual revenues at the time of purchase are $1 billion or less. Investing in small capitalization stocks may involve greater risk than investing in large or medium capitalization stocks, since they can be subject to more abrupt or erratic movements in value. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals. Securities of these companies may have limited market liquidity and their prices tend to be more volatile. Over the course of a business cycle, however, small capitalization stocks have shown greater growth potential than those of larger capitalization stocks.

MANAGEMENT

PIC is the advisor to the PIC Portfolios, in which the respective Funds invest. PIC's address is 300 North Lake Avenue, Pasadena, CA 91101. PIC traces its origins to an investment partnership formed in 1951. It is now an indirect, wholly owned subsidiary of United Asset Management Corporation (UAM), a publicly owned corporation with headquarters located at One International Place, Boston, MA 02110. UAM is principally engaged, through affiliated firms, in providing institutional investment management services. An investment committee of PIC formulates and implements an investment program for each of the Portfolios, including determining which securities should be bought and sold.

Each Portfolio pays an investment advisory fee to PIC for managing the Portfolio's investments. Last year, as a percentage of net assets, the Balanced Portfolio paid PIC __%; the Growth Portfolio paid ___%; the Mid Cap Portfolio paid ___%; and the Small Cap Portfolio paid ___%.

THE ADVISOR'S HISTORICAL PERFORMANCE DATA

The investment results presented below are not the results of the Funds. They are for composites of all accounts managed by PIC with substantially similar investment objectives and strategies to the Funds.

The composite performance data was calculated in accordance with recommended standards for the Association of Investment Management and Research (AIMR) retroactively applied for all time periods. AIMR is a non-profit membership and education organization with more than 60,000 members worldwide that, among other things, has formulated a set for performance presentation standards for investment advisers. These AIMR performance presentation standards are intended to (i) promote full and fair presentations by investment advisers of their performance results, and (ii) ensure uniformity in reporting so that performance results of investments advisers are directly comparable.

All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses. All returns do not reflect investment management fees and other operating expenses paid by the accounts in the composites. Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. The composites' returns are calculated on a time- weighted basis.

These composites are unaudited and are not intended to predict or suggest the returns that might be expected for the Funds. Figures reflect average annual returns. Average annual total returns show that cumulative total returns for a stated time period (i.e., 3, 7 or 10 years) have been averaged over the period. You should note that the Funds will compute and disclose average annual return using the standard formula set forth in SEC rules, which differs in certain respects from the methodology used below to calculate PIC's performance. The SEC total return calculation method calls for computation and disclosure of an average annual compounded rate of return for one, five and ten year periods or shorter periods, from inception. The calculation provides a rate of return that equates a hypothetical initial investment of $1,000 to an ending redeemable value. The formula requires that returns to be shown for the Funds will be net of advisory fees as well as any maximum applicable sales charges and all other Fund operating expenses.

The accounts included in the composites are not mutual funds and are not subject to the same rules and regulations imposed by the 1940 Act and the Internal
Revenue Code (for example, diversification and liquidity requirements and restrictions on transactions with affiliates) as the Funds or to the same types of expenses that the Funds pay. These differences might have adversely affected the performance figures shown below. The Indices are not managed and do not pay any fees or expenses.

PERFORMANCE ENDED DECEMBER 31, 1999


                                             1         3         7         10
                                           Year      Years     Years      Years
                                           ----      -----     -----      -----

PIC Balanced Composite                     ____%     ____%      ____%      ____%
S&P 500 Index(1)                           ____      ____       ____       ____
Lehman Brothers Government/
 Corporate Bond Index(2)                   ____      ____       ____       ____
S&P 500 Index/Lehman Brothers
 Government/Corporate Bond Index(3)        ____      ____       ____       ____
Lipper Balanced Fund Index(4)              ____      ____       ____       ____

PIC Large Cap Growth Composite             ____      ____       ____       ____
S&P 500 Index (1)                          ____      ____       ____       ____
Lipper Growth Fund Index (5)               ____      ____       ____       ____

PIC Mid Cap Growth Equity Composite        ____      ____       ____       ____
Russell Midcap Growth Index (6)            ____      ____       ____       ____

PIC Small Cap Growth
 Comingled Fund                            ____      ____       ____       ____
Russell 2000 Growth Index (7)              ____      ____       ____       ____
Lipper Small Cap Fund Index (8)            ____      ____       ____       ____

----------
(1) The S&P 500 Index is an unmanaged index generally representative of the market for stocks of large-sized companies.
(2) The Lehman Brothers Government/Corporate Bond Index is an unmanaged market-weighted index which is generally regarded as representative of the market for domestic bonds.
(3) These figures represent a blend of the performance of both the S&P 500 Index (60%) and the Lehman Brothers Government/Corporate Bond Index (40%). This combined index mirrors the composition of the PIC Balanced Composite.

(4) The Lipper Balanced Fund Index measures the performance of those mutual funds that Lipper Analytical Services, Inc. has classified as "balanced." Balanced funds maintain a portfolio of both stocks and bonds, typically with a stock ratio of approximately 60% of assets and a bond ratio of approximately 40% of assets. The funds in this index have a similar investment objective as the Balanced Funds.
(5) The Lipper Growth Fund Index is composed of the 30 largest funds that normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged indices. The funds in this index have a similar investment objective as the Growth Funds.
(6) The Russell Midcap Growth Index measures the performance of those companies in the Russell 1000 Growth Index with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Growth Index is a recognized index of larger capitalization companies.
(7) The Russell 2000 Growth Index measures the performance of those companies in the Russell 2000 Index with higher price-to-book ratios and lower forecasted growth values. The Russell 2000 Index is a recognized index of small-capitalization companies.
(8) The Lipper Small Cap Fund Index is composed of the 30 largest funds that by prospectus or portfolio practice invest primarily in companies with market capitalizations of less than $1 billion at the time of purchase. The funds in this index have a similar investment objective as the Small Company Growth Funds.

YOUR ACCOUNT

WAYS TO SET UP YOUR ACCOUNT

INDIVIDUAL OR JOINT TENANT
FOR YOUR GENERAL INVESTMENT NEEDS

Individual accounts are owned by one person. Joint accounts can have two or more owners (tenants).

RETIREMENT
TO SHELTER YOUR RETIREMENT SAVINGS FROM TAXES

Retirement plans allow individuals to shelter investment income and capital gains from current taxes. In addition, contributions to these accounts may be tax deductible. Retirement accounts require special applications and typically have lower minimums.

* INDIVIDUAL RETIREMENT ACCOUNTS (IRAS) allow anyone of legal age and under 70 1/2 with earned income to invest up to $2000 per tax year. Individuals can also invest in a spouse's IRA if the spouse has earned income of less than $250.
* ROLLOVER IRAS retain special tax advantages for certain distributions from employer-sponsored retirement plans.
* KEOGH OR CORPORATE PROFIT SHARING AND MONEY PURCHASE PENSION PLANS allow self-employed individuals or small business owners (and their employees) to make tax-deductible contributions for themselves and any eligible employees up to $30,000 per year.
* SIMPLIFIED EMPLOYEE PENSION PLANS (SEP-IRAS) provide small business owners or those with self-employed income (and their eligible employees) with many of the same advantages as a Keogh, but with fewer administrative requirements.
* 403(b) CUSTODIAL ACCOUNTS are available to employees of most tax-exempt institutions, including schools, hospitals and other charitable organizations.
* 401(k) PROGRAMS allow employees of corporations of all sizes to contribute a percentage of their wages on a tax-deferred basis. These accounts need to be established by the trustee of the plan.

GIFTS OR TRANSFERS TO MINOR (UGMA, UTMA)
TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS

These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $10,000 a year per child without paying federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act (UGMA) or the Uniform Transfers to Minors Act (UTMA).

TRUST
FOR MONEY BEING INVESTED BY A TRUST

The trust must be established before an account can be opened.

BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS OR OTHER GROUPS

Does not require a special application.

CALCULATION OF NET ASSET VALUE

Once each business day, each Fund calculates its net asset value (NAV). NAV is calculated at the close of regular trading on the New York Stock Exchange
(NYSE), which is normally 4 p.m., Eastern time. NAV will not be calculated on days that the NYSE is closed for trading.

Each Fund's assets are valued primarily on the basis of market quotations. If quotations are not readily available, assets are valued by a method that the Board of Trustees believes accurately reflects fair value. The NAV for Fund A, Fund B and Fund C shares will generally differ because they have different expenses.


DECIDING WHICH FEE STRUCTURE IS BEST FOR YOU

As mentioned earlier, there are Funds A, Funds B and Funds C. While all the Funds invest in the same PIC Portfolio (for example, Balanced Fund A, Balanced Fund B and Balanced Fund C invest in the PIC Balanced Portfolio), each Fund has separate sales charge and expense structures. Because of the different expense structures, Fund A, Fund B and Fund C will have different NAVs and dividends.

The principal advantages of Fund A shares are the lower overall expenses, the availability of quantity discounts on volume purchases and certain account privileges that are available only on Fund A shares. The principal advantage of Fund B and Fund C shares is that all of your money is put to work from the outset. The difference between Fund B and Fund C depends on how long you anticipate having your money invested. Generally, if you have a short investment horizon, you might consider purchasing Fund C shares as opposed to Fund B shares.

FUND A SHARES

Fund A shares are sold at the public offering price, which includes a front-end sales charge. Shares are purchased at the next NAV calculated after your investment is received by the Transfer Agent with complete information and meeting all the requirements discussed in this Prospectus, including the shares charge. The sales charge declines with the size of your purchase, as shown below:

                                         As a % of               As a % of
Your investment                        offering price         your investment
---------------                        --------------         ---------------
Up to $49,999                               5.75%                  6.10%
$50,000 to $99,999                          4.50%                  4.71%
$100,000 to $249,999                        3.50%                  3.63%
$250,000 to $499,999                        2.50%                  2.56%
$500,000 to $999,999                        2.00%                  2.04%
$1,000,000 and over                         None*                  None*

----------
* Shareholders who buy $1 million of Fund A shares without paying a sales charge will be charged a 1% fee on redemptions made within one year of purchase.

FUND A SALES CHARGE WAIVERS

Shares of Fund A may be sold at net asset value (free of any sales charge) to:

(1) shareholders investing $1 million or more; (2) current shareholders of the Balanced, Growth and Small Company Growth Funds A as of June 30, 1998 and the Mid Cap Fund A as of September 30, 1998; (3) current or retired directors, trustees, partners, officers and employees of the Trust, the Distributor, PIC and its affiliates, certain family members of the above persons, and trusts or plans primarily for such persons; (4) current or retired registered representatives of broker-dealers having sales agreements with the Distributor or full-time employees and their spouses and minor children and plans of such persons; (5) investors who redeem shares from an unaffiliated investment company which has a sales charge and use the redemption proceeds to purchase Fund A shares within 60 days of the redemption; (6) trustees or other fiduciaries purchasing shares for certain retirement plans or organizations with 60 or more eligible employees; (7) investment advisors and financial planners who place trades for their own accounts or the accounts of their clients either individually or through a master account and who charge a management, consulting or other fee for their services; (8) employee-sponsored benefit plans in connection with purchases of Fund A shares made as a result of participant-directed exchanges between options in such a plan; (9) "wrap accounts" for the benefit of clients of broker-dealers, financial institutions or financial planners having sales or service agreements with the Distributor or another broker-dealer or financial institution with respect to sales of Fund A shares; and (10) such other persons as are determined by the Board of Trustees (or by the Distributor pursuant to guidelines established by the Board) to have acquired Fund A shares under circumstances not involving any sales expense to the Trust or the Distributor.

FUND A SALES CHARGE REDUCTIONS

There are several ways you can combine multiples purchases of Fund A shares to take advantage of the breakpoints in the sales charge schedule. These can be combined in any manner.

ACCUMULATION PRIVILEGE - This lets you add the value of shares of any of the Funds A you and your family already own to the amount of your next purchase of Fund A shares for purposes of calculating the sales charge.

LETTER OF INTENT - This lets you purchase shares of a Fund A and any other Fund A over a 13-month period and receive the same sales charge as if all the shares had been purchased at one time.

COMBINATION PRIVILEGE - This lets you combine shares of one or more Funds A for the purpose of reducing the sales charge on the purchase of Fund A shares.


FUND B AND FUND C SHARES

The price you will pay to buy Fund B or Fund C shares is based on the Fund's NAV. Shares are purchased at the next NAV calculated after your investment is received by the Transfer Agent with complete information and meeting all the requirements discussed in this Prospectus.

You may be charged a contingent deferred sales charge ("CDSC") if you sell your Fund B or Fund C shares within a certain time after you purchased them. There is no CDSC imposed on shares which you acquire by reinvesting your dividends. The CDSC is based on the original cost of your shares or the market value of them when you sell, whichever is less. When you place an order to sell your shares, we will first sell any shares in your account which are not subject to a CDSC. Next we will sell shares subject to the lowest CDSC.

If you sell your Fund C shares within one full year of purchase, you may be charged a 1.00% CDSC.


The CDSC for Fund B shares are as follows:

           Years after Purchase             CDSC
           --------------------             ----
                  1                         5.00%
                  2                         4.00%
                  3                         3.00%
                  4                         3.00%
                  5                         2.00%
                  6                         1.00%
           Within the 7th Year              None

After seven years, your Fund B shares automatically will convert to a class of shares with the same investment objective and policies as your Fund. For example, if you own shares of Balanced Fund B, they will be converted to a new class of Balanced Fund shares to be established. The new class of shares will have lower distribution fees. This will mean that your Fund account will be subject to lower overall charges. The conversion will be a non-taxable event for you.

The CDSC for Fund B and Fund C shares may be reduced or waived under certain circumstances and for certain groups. Call (800) 618-7643 for details.


DISTRIBUTION PLANS


The Trust has adopted plans pursuant to Rule 12b-1 that allows each Fund to pay distribution fees for the sale and distribution of its shares. The plan with respect to Fund A shares provides for the payment of a distribution fee at the annual rate of 0.25% of each Fund's average daily net assets. The plans with respect to Fund B and Fund C shares provides for the payment of a distribution fee at the annual rate of 0.75% of each Fund's average daily net assets and a service fee at the annual rate of 0.25% of each Fund's average daily net assets. Because these fees are paid out of a Fund's assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES PLAN

In addition, the Trust, on behalf of each Fund A, has entered into a Shareholder Services Plan with the Advisor. Under the Shareholder Services Plan, the Advisor will provide, or arrange for others to provide, certain shareholder services to shareholders of each Fund A. The Shareholder Services Plan provides for the payment to the Advisor of a service fee at the annual rate of 0.15% of each Fund A's average daily net assets.

HOW TO BUY SHARES

If you are investing through a tax-sheltered retirement plan, such as an IRA, for the first time, you will need a special application. Retirement investing also involves its own investment procedures. Call (800) 618-7643 for more information and a retirement application.

If you buy shares by check and then sell those shares within two weeks, the payment may be delayed for up to seven business days to ensure that your purchase check has cleared.

If you are investing by wire, please be sure to call (800) 618-7643 before sending each wire.

MINIMUM INVESTMENTS

TO OPEN AN ACCOUNT                                            $2,000
For retirement accounts                                       $  500
For automatic investment plans                                $  250

TO ADD TO AN ACCOUNT                                          $  250
For retirement plans                                          $  250
Through automatic investment plans                            $  100

MINIMUM BALANCE                                               $1,000
For retirement accounts                                       $  500

FOR INFORMATION:                                      (800) 618-7643

TO INVEST

BY MAIL:

         Provident Investment Counsel Funds
         P.O. Box 8943
         Wilmington, DE 19899

BY WIRE:

         Call: (800) 618-7643 to set up an account and arrange a wire transfer

BY OVERNIGHT DELIVERY:

         Provident Investment Counsel Funds
         400 Bellevue Parkway
         Wilmington, DE 19809

HOW TO SELL SHARES


You can arrange to take money out of your account at any time by selling (redeeming) some or all of your shares. Your shares will be sold at the next NAV calculated after your order is received by the Transfer Agent with complete information and meeting all the requirements discussed in this Prospectus. You may be charged a CDSC on the sale of your Fund B or Fund C shares.


To sell shares in a non-retirement account, you may use any of the methods described on these two pages. If you are selling some but not all of your shares, you must leave at least $1,000 worth of shares in the account to keep it open ($500 for retirement accounts).

Certain requests must include a signature guarantee. It is designed to protect you and the Funds from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

*    You wish to redeem more than $100,000 worth of shares,
*    Your account registration has changed within the last 30 days,
* The check is being mailed to a different address from the one on your account (record address), or
*    The check is being made payable to someone other than the account owner.

Shareholders redeeming their shares by mail should submit written instructions with a guarantee of their signature(s) by an eligible institution acceptable to the Funds' Transfer Agent, such as a domestic bank or trust company, broker, dealer, clearing agency or savings association, who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees that are not part of these programs will not be accepted. A notary public cannot provide a signature guarantee.

SELLING SHARE IN WRITING

Write a "letter of instruction" with:

*    Your name,
*    Your Fund Account number,
*    The dollar amount or number of shares to be redeemed, and
* Any other applicable requirements listed under "Important Redemption Information."
*    Unless otherwise instructed, PIC will send a check to the record address.

MAIL YOUR LETTER TO:
Provident Investment Counsel Funds
P.O. Box 8943
Wilmington, DE 19899

IMPORTANT REDEMPTION INFORMATION

                   ACCOUNT TYPE          SPECIAL REQUIREMENTS
                   ------------          --------------------

PHONE              All account types     * Your telephone call must be received
(800) 618-7643     except retirement       by 4 p.m. Eastern time to be
                                           redeemed on that day (maximum check
                                           request $100,000).

MAIL OR IN         Individual, Joint     * The letter of instructions must be
PERSON             Tenant, Sole Propri-    signed by all persons required to
                   etorship, UGMA, UTMA    sign for transactions, exactly as
                                           their names appear on the account.


                   Retirement Account    * The account owner should complete a
                                           retirement distribution form. Call
                                           (800) 618-7643 to request one.

                   Trust                 * The trustee must sign the letter
                                           indicating capacity as trustee. If
                                           the trustee's name is not in the
                                           account registration, provide a copy
                                           of the trust document certified
                                           within the last 60 days.

                   Business or           * At least one person authorized by
                   Organization            corporate resolutions to act on the
                                           account must sign the letter.

                                         * Include a corporate resolution with
                                           corporate seal or a signature
                                           guarantee.

                   Executor,             * Call (800) 618-7643 for instructions.
                   Administrator,
                   Conservator,
                   Guardian

WIRE               All account types     * You must sign up for the wire
                   except retirement       feature before using it. To verify
                                           that it is in place, call (800)
                                           618-7643. Minimum redemption wire:
                                           $5,000.

                                         * Your wire redemption request must be
                                           received by the Fund before 4 p.m.
                                           Eastern  time for money to be wired
                                           the next business day.

INVESTOR SERVICES

PIC provides a variety of services to help you manage your account.

INFORMATION SERVICES

PIC's telephone representatives can be reached at (800) 618-7643.

Statements and reports that PIC sends to you include the following:

* Confirmation statements (after every transaction that affects your account balance or your account registration)
*    Annual and semi-annual shareholder reports (every six months)

TRANSACTION SERVICES


EXCHANGE PRIVILEGE. You may sell your Fund A shares and buy shares of other Funds A, sell your Fund B shares and buy shares of other Funds B or sell your Fund C shares and buy shares of other Funds C by telephone or in writing. Note that exchanges into each Fund are limited to four per calendar year, and that they may have tax consequences for you. Also see "Shareholder Account Policies."


SYSTEMATIC WITHDRAWAL PLANS let you set up periodic redemptions from your account. These redemptions take place on the 25th day of each month or, if that day is a weekend or holiday, on the prior business day. This service is available to Fund A account holders only.

REGULAR INVESTMENT PLANS

One easy way to pursue your financial goals is to invest money regularly. PIC offers convenient services that let you transfer money into your Fund account automatically. Automatic investments are made on the 20th day of each month or, if that day is a weekend or holiday, on the prior business day. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long term financial goals. Certain restrictions apply for retirement accounts. Call (800) 618-7643 for more information.

REINVESTMENT AFTER REDEMPTION

If you redeem shares in your Fund A account, you can reinvest within 90 days from the date of redemption all or any part of the proceeds in shares of the same Fund or any other Fund A, at net asset value, on the date the Transfer Agent receives your purchase request. To take advantage of this option, send your reinvestment check along with a written request to the Transfer agent with ninety days from the date of your redemption. Include your account number and a statement that you are taking advantage of the "Reinvestment Privilege." If your reinvestment is into a new account, it must meet the minimum investment and other requirements of the fund into which the reinvestment is being made.

SHAREHOLDER ACCOUNT POLICIES

DIVIDENDS, CAPITAL GAINS AND TAXES

The Funds distribute substantially all of their net income and capital gains, if any, to shareholders each year in December.

DISTRIBUTION OPTIONS

When you open an account, specify on your application how you want to receive your distributions. If the option you prefer is not listed on the application, call (800) 618-7643 for instructions. The Funds offer three options:

1. REINVESTMENT OPTION. Your dividend and capital gain distributions will be automatically reinvested in additional shares of the Fund. If you do not indicate a choice on your application, you will be assigned this option.

2. INCOME-EARNED OPTION. Your capital gain distributions will be automatically reinvested, but you will be sent a check for each dividend distribution.

3. CASH OPTION. You will be sent a check for your dividend and capital gain distributions.

For retirement accounts, all distributions are automatically reinvested. When you are over 59 1/2 years old, you can receive distributions in cash.

When a Fund deducts a distribution from its NAV, the reinvestment price is the Fund's NAV at the close of business that day. Cash distribution checks will be mailed within seven days.

UNDERSTANDING DISTRIBUTIONS

As a Fund shareholder, you are entitled to your share of the Fund's net income and gains on its investments. The Fund passes its net income along to investors as distributions which are taxed as dividends; long term capital gain distributions are taxed as long term capital gains regardless of how long you have held your Fund shares. Every January, PIC will send you and the IRS a statement showing the taxable distributions.

TAXES ON TRANSACTIONS. Your redemptions--including exchanges--are subject to capital gains tax. A capital gain or loss is the difference between the cost of your shares and the price you receive when you sell or exchange them.

Whenever you sell shares of a Fund, PIC will send you a confirmation statement showing how many shares you sold and at what price. You will also receive a consolidated transaction statement every January. However, it is up to you or your tax preparer to determine whether the sale resulted in a capital gain and, if so, the amount of the tax to be paid. Be sure to keep your regular account statements; the information they contain will be essential in calculating the amount of your capital gains.

TRANSACTION DETAILS

When you sign your account application, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to 31% withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a Fund to withhold 31% of your taxable distributions and redemptions.

You may initiate many transactions by telephone. PIC may only be liable for losses resulting from unauthorized transactions if it does not follow reasonable procedures designed to verify the identity of the caller. PIC will request personalized security codes or other information, and may also record calls. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the liability to redeem or exchange by telephone, call PIC for instructions.

Each Fund reserves the right to suspend the offering of shares for a period of time. Each Fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Privilege." Purchase orders may be refused if, in PIC's opinion, they would disrupt management of the Fund.

Please note this about purchases:

* All of your purchases must be made in U.S. dollars, and checks must be drawn on U.S. banks.
*    PIC does not accept cash or third party checks.
* When making a purchase with more than one check, each check must have a value of at least $50.
* Each Fund reserves the right to limit the number of checks processed at one time.
* If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent has incurred.

To avoid the collection period associated with check purchases, consider buying shares by bank wire, U.S. Postal money order, U.S. Treasury check, Federal Reserve check, or direct deposit instead.

You may buy shares of a Fund or sell them through a broker, who may charge you a fee for this service. If you invest through a broker or other institution, read its program materials for any additional service features or fees that may apply.

Certain financial institutions that have entered into sales agreements with PIC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when the Funds are priced on the following business day. If payment is not received by that time, the financial institution could be held liable for resulting fees or losses.

Please note this about redemptions:

* Normally, redemption proceeds will be mailed to you on the next business day, but if making immediate payment could adversely affect the Fund, it may take up to seven days to pay you.
* Redemptions may be suspended or payment dates postponed beyond seven days when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
* PIC reserves the right to deduct an annual maintenance fee of $12.00 from accounts with a value of less than $1,000. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher cost of servicing smaller accounts.
* PIC also reserves the right to redeem the shares and close your account if it has been reduced to a value of less than $1,000 as a result of a redemption or transfer. PIC will give you 30 days prior notice of its intention to close your account. You will not be charged a CDSC for a low balance redemption from a Fund B or a Fund C.

Please note this about exchanges

As a shareholder, you have the privilege of exchanging shares of Fund A for shares of other Funds A, shares of Fund B for shares of other Funds B and shares of Fund C for shares of other Funds C. However, you should note the following:

*    The Fund you are exchanging into must be registered for sale in your state.
* You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number.
*    Before exchanging into a Fund, read its prospectus.
* Exchanges are considered a sale and purchase of Fund shares for tax purposes and may result in a capital gain or loss.
*    You may exchange Fund A shares only for other Fund A shares.
*    You may exchange Fund B shares only for other Fund B shares.
*    You may exchange Fund C shares only for other Fund C shares.
* Because excessive trading can hurt fund performance and shareholders, each Fund reserves the right to temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of a Fund per calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for the purposes of the four exchange limit.
* Each Fund reserves the right to refuse exchange purchases by any person or group if, in PIC's judgment, a Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

YEAR 2000 RISK

Like other business organizations around the world, the Funds could be adversely affected if the computer systems used by their investment advisor and other service providers do not properly process and calculate information related to dates beginning January 1, 2000. This is commonly known as the "Year 2000 Issue." This situation may negatively affect the companies in which the Portfolios invest and by extension the value of the Funds' shares. The Funds' advisor is taking steps that it believes are reasonably designed to address the Year 2000 Issue with respect to its own computer systems, and it has obtained assurances from the Funds' other service providers that they are taking comparable steps. However, there can be no assurance that these actions will be sufficient to avoid any adverse impact on the Funds.

FINANCIAL HIGHLIGHTS

These tables show the financial performance for Funds A and Funds B for up to the periods shown. The Funds C are new series of the Trust for which financial highlights are not available. Certain information reflects financial results for a single Fund share. "Total return" shows how much your investment in a Fund would have increased or decreased during each period, assuming you had reinvested all dividends and distributions. This information has been audited by _____________________, Independent Certified Public Accountants. Their reports and the Funds' financial statements are included in the Annual Reports.

                  PROVIDENT INVESTMENT COUNSEL FUNDS A, B AND C
                                  BALANCE FUND
                                   GROWTH FUND
                                  MID CAP FUND
                            SMALL COMPANY GROWTH FUND

For investors who want more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the Funds A and B investments is available in the Funds' annual and semi-annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds and is incorporated by reference into this Prospectus.

You can get free copies of the Funds' reports and SAI, request other information and discuss your questions about the Funds by contacting the Funds at:

                          Provident Investment Counsel
                                  P.O. Box 8943
                              Wilmington, DE 19899
                            Telephone: 1-800-618-7643


You can review and copy information including the Funds' reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available:

Free of charge from the Commission's EDGAR database on the Commission's Internet website at http://www.sec.gov

For a fee, by writing to the Public Reference Room of the Commission, Washington, DC 20549- 0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.



                                          (The Funds' SEC Investment Company Act
                                                          File No. is 811-06498)

                              PIC INVESTMENT TRUST


                       Statement of Additional Information
                             Dated February __, 2000

This Statement of Additional Information ("SAI") is not a prospectus, and it should be read in conjunction with the prospectus of the Provident Investment Counsel Balanced Fund A, Provident Investment Counsel Growth Fund A, Provident Investment Counsel Mid Cap Fund A, Provident Investment Counsel Small Company Growth Fund A, Provident Investment Counsel Balanced Fund B, Provident Investment Counsel Growth Fund B, Provident Investment Counsel Mid Cap Fund B, Provident Investment Counsel Small Company Growth Fund B, Provident Investment Counsel Balanced Fund C, Provident Investment Counsel Growth Fund C, Provident Investment Counsel Mid Cap Fund C, and Provident Investment Counsel Small Company Growth Fund C, series of PIC Investment Trust (the "Trust"), which share a common prospectus. There are three other series of the Trust: Provident Investment Counsel Growth Fund I, Provident Investment Counsel Small Company Growth Fund I and Provident Investment Counsel Small Cap Growth Fund I. The Provident Investment Counsel Balanced Fund A, the Provident Investment Counsel Balanced Fund B and the Provident Investment Counsel Balanced Fund C (the "Balanced Funds") invest in the PIC Balanced Portfolio; the Provident Investment Counsel Growth Fund A, the Provident Investment Counsel Growth Fund B and the Provident Investment Counsel Growth Fund C (the "Growth Funds") invest in the PIC Growth Portfolio; the Provident Investment Counsel Mid Cap Fund A, the Provident Investment Counsel Mid Cap Fund B and the Provident Investment Counsel Mid Cap Fund C (the "Mid Cap Funds") invest in the PIC Mid Cap Portfolio; the Provident Investment Counsel Small Company Growth Fund A, the Provident Investment Counsel Small Company Growth Fund B and the Provident Investment Counsel Small Company Growth Fund C (the "Small Company Growth Funds") invest in the PIC Small Cap Portfolio. (In this SAI, the Balanced Funds, the Growth Funds, the Mid Cap Funds and the Small Company Growth Funds may be referred to as the "Funds," and the PIC Balanced Portfolio, PIC Growth Portfolio, PIC Mid Cap Portfolio and PIC Small Cap Portfolio may be referred to as the "Portfolios.") Provident Investment Counsel (the "Advisor") is the Advisor to the Portfolios. A copy of the Funds' prospectus may be obtained from the Trust at 300 North Lake Avenue, Pasadena, CA 91101-4106, telephone (818) 449-8500.

                                TABLE OF CONTENTS

Investment Objectives and Policies .......................................  B-2
Management ...............................................................  B-10
Custodian and Auditors ...................................................  B-20
Portfolio Transactions and Brokerage .....................................  B-20
Portfolio Turnover .......................................................  B-21
Additional Purchase and Redemption Information ...........................  B-22
Net Asset Value ..........................................................  B-22
Taxation .................................................................  B-23
Dividends and Distributions ..............................................  B-23
Performance Information ..................................................  B-24
General Information ......................................................  B-26
Financial Statements .....................................................  B-27
Appendix .................................................................  B-28

                       INVESTMENT OBJECTIVES AND POLICIES

Introduction

     Each Fund seeks to achieve its investment objective by investing all of its assets in a PIC Portfolio. Each Portfolio is a separate registered investment company with the same investment objective as the Fund. Since a Fund will not invest in any securities other than shares of a Portfolio, investors in the Fund will acquire only an indirect interest in the Portfolio. Each Fund's and Portfolio's investment objective cannot be changed without shareholder approval.

     In addition to selling its shares to a Fund, a Portfolio may sell its shares to other mutual funds or institutional investors. All investors in a Portfolio invest on the same terms and conditions and pay a proportionate share of the Portfolio's expenses. However, other investors in a Portfolio may sell their shares to the public at prices different from those of a Fund as a result of the imposition of sales charges or different operating expenses. You should be aware that these differences may result in different returns from those of investors in other entities investing in a Portfolio. Information concerning other holders of interests in a Portfolio is available by calling (800) 618-7643.

     The Trustees of the Trust believe that this structure may enable a Fund to benefit from certain economies of scale, based on the premise that certain of the expenses of managing an investment portfolio are relatively fixed and that a larger investment portfolio may therefore achieve a lower ratio of operating expenses to net assets. Investing a Fund's assets in a Portfolio may produce other benefits resulting from increased asset size, such as the ability to participate in transactions in securities which may be offered in larger denominations than could be purchased by the Fund alone. A Fund's investment in a Portfolio may be withdrawn by the Trustees at any time if the Board determines that it is in the best interests of a Fund to do so. If any such withdrawal were made, the Trustees would consider what action might be taken, including the investment of all of the assets of a Fund in another pooled investment company or the retaining of an investment advisor to manage the Fund's assets directly.

     Whenever a Fund is requested to vote on matters pertaining to a Portfolio, the Fund will hold a meeting of its shareholders, and the Fund's votes with respect to the Portfolio will be cast in the same proportion as the shares of the Fund for which voting instructions are received.

THE BALANCED FUNDS

     The investment objective of the Balanced Funds is to provide high total return while reducing risk. The Balanced Funds may also attempt to earn current income and reduce the variability of the net asset value of their shares by investing a portion of their assets in short-term investments. Normally, these investments will range from 0 to 20% of their assets. There is no assurance that the Balanced Funds will achieve their objective. The Balanced Funds will attempt to achieve their objective by investing all of their assets in shares of the PIC Balanced Portfolio (the "Balanced Portfolio"). The Balanced Portfolio is a diversified open-end management investment company having the same investment objective as the Balanced Funds. The discussion below supplements information contained in the prospectus as to investment policies of the Balanced Funds and the Balanced Portfolio. Because the investment characteristics of the Balanced Funds will correspond directly to those of the Balanced Portfolio, the discussion refers to those investments and techniques employed by the Balanced Portfolio.

THE GROWTH FUNDS

     The investment objective of the Growth Funds is to provide long-term growth of capital. There is no assurance that the Growth Funds will achieve their objective. The Growth Funds will attempt to achieve their objective by investing all of their assets in shares of the PIC Growth Portfolio (the "Growth
Portfolio"). The Growth Portfolio is a diversified open-end management investment company having the same investment objective as the Growth Funds. The discussion below supplements information contained in the prospectus as to investment policies of the Growth Funds and the Growth Portfolio. Because the investment characteristics of the Growth Funds will correspond directly to those of the Growth Portfolio, the discussion refers to those investments and techniques employed by the Growth Portfolio.

THE MID CAP FUNDS

     The investment objective of the Mid Cap Funds is to provide long-term growth of capital. There is no assurance that the Mid Cap Funds will achieve their objective. The Mid Cap Funds will attempt to achieve their objective by investing all of their assets in shares of the PIC Mid Cap Portfolio (the "Mid Cap Portfolio"). The Mid Cap Portfolio is a diversified open-end management investment company having the same investment objective as the Mid Cap Funds. The discussion below supplements information contained in the prospectus as to investment policies of the Mid Cap Funds and the Mid Cap Portfolio. Because the investment characteristics of the Mid Cap Funds will correspond directly to those of the Mid Cap Portfolio, the discussion refers to those investments and techniques employed by the Mid Cap Portfolio.

THE SMALL COMPANY GROWTH FUNDS

     The investment objective of the Small Company Growth Funds is to provide capital appreciation. There is no assurance that the Small Company Growth Funds will achieve their objective. The Small Company Growth Funds will attempt to achieve their objective by investing all of their assets in shares of the PIC Small Cap Portfolio (the "Small Cap Portfolio"). The Small Cap Portfolio is a diversified open-end management investment company having the same investment objective as the Small Company Growth Funds. The discussion below supplements information contained in the prospectus as to investment policies of the Small Company Growth Funds and the Small Cap Portfolio. Because the investment characteristics of the Small Company Growth Funds will correspond directly to those of the Small Cap Portfolio, the discussion refers to those investments and techniques employed by the Small Cap Portfolio.

INVESTMENT RESTRICTIONS

     The Trust (on behalf of the Funds) and the Portfolios have adopted the following restrictions as fundamental policies, which may not be changed without the favorable vote of the holders of a "majority," as defined in the Investment Company Act of 1940 (the "1940 Act"), of the outstanding voting securities of a Fund or a Portfolio. Under the 1940 Act, the "vote of the holders of a majority of the outstanding voting securities" means the vote of the holders of the lesser of (i) 67% of the shares of a Fund or a Portfolio represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of a Fund or a Portfolio. Except with respect to borrowing, changes in values of assets of a particular Fund or Portfolio will not cause a violation of the investment restrictions so long as percentage restrictions are observed by such Fund or Portfolio at the time it purchases any security.

     As a matter of fundamental policy, the Portfolios are diversified; i.e., as to 75% of the value of a Portfolio's total assets, no more than 5% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities). The Funds invest all of their assets in shares of the Portfolios. Each Fund's and each Portfolio's investment objective is fundamental.

In addition, no Fund or Portfolio may:

     1. Issue senior securities, borrow money or pledge its assets, except that a Fund or a Portfolio may borrow on an unsecured basis from banks for temporary or emergency purposes or for the clearance of transactions in amounts not exceeding 10% of its total assets (not including the amount borrowed), provided that it will not make investments while borrowings in excess of 5% of the value of its total assets are outstanding;

     2. Make short sales of securities or maintain a short position;

     3. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions;

     4. Write put or call options, except that the Balanced Portfolio may write covered call and cash secured put options on debt securities, and the Small Cap Portfolio may write covered call and cash secured put options and purchase call and put options on stocks and stock indices;

     5. Act as underwriter (except to the extent a Fund or Portfolio may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

     6. Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. Government securities), except that any of the Funds may invest more than 25% of their assets in shares of a Portfolio;

     7. Purchase or sell real estate or interests in real estate or real estate limited partnerships (although any Portfolio may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate);

     8. Purchase or sell commodities or commodity futures contracts, except that any Portfolio may purchase and sell stock index futures contracts and the Balanced Portfolio may purchase and sell interest rate futures contracts;

     9. Invest in oil and gas limited partnerships or oil, gas or mineral leases;

     10. Make loans (except for purchases of debt securities consistent with the investment policies of the Funds and the Portfolios and except for repurchase agreements); or

     11. Make investments for the purpose of exercising control or management.

     The Portfolios observe the following restrictions as a matter of operating but not fundamental policy.

     No Portfolio may:

     1. Invest more than 10% of its assets in the securities of other investment companies or purchase more than 3% of any other investment company's voting securities or make any other investment in other investment companies except as permitted by federal and state law; or

     2. Invest more than 15% of its net assets in securities which are restricted as to disposition or otherwise are illiquid or have no readily available market (except for securities issued under Rule 144A which are determined by the Board of Trustees to be liquid).

SECURITIES AND INVESTMENT PRACTICES

     The discussion below supplements information contained in the prospectus as to investment policies of the Portfolios. PIC may not buy all of these instruments or use all of these techniques to the full extent permitted unless it believes that doing so will help a Portfolio achieve its goals.

EQUITY SECURITIES

     Equity securities are common stocks and other kinds of securities that have the characteristics of common stocks. These other securities include bonds, debentures and preferred stocks which can be converted into common stocks. They also include warrants and options to purchase common stocks.

SHORT-TERM INVESTMENTS

     Short-term investments are debt securities that mature within a year of the date they are purchased by a Portfolio. Some specific examples of short-term investments are commercial paper, bankers' acceptances, certificates of deposit and repurchase agreements. A Portfolio will only purchase short-term investments which are "high quality," meaning the investments have been rated A-1 by Standard & Poor's Ratings Group ("S&P") or Prime-1 by Moody's Investors Service, Inc. ("Moody's"), or have an issue of debt securities outstanding rated at least A by S&P or Moody's. The term also applies to short-term investments that PIC believes are comparable in quality to those with an A-1 or Prime-1 rating. U.S. Government securities are always considered to be high quality.

REPURCHASE AGREEMENTS

     Repurchase agreements are transactions in which a Fund or a Portfolio purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased security. The purchaser maintains custody of the underlying securities prior to their repurchase; thus the obligation of the bank or dealer to pay the repurchase price on the date agreed to is, in effect, secured by such underlying securities. If the value of such securities is less than the repurchase price, the other party to the agreement will provide additional collateral so that at all times the collateral is at least equal to the repurchase price.

     Although repurchase agreements carry certain risks not associated with direct investments in securities, the Funds and the Portfolios intend to enter into repurchase agreements only with banks and dealers believed by the Advisor to present minimum credit risks in accordance with guidelines established by the Boards of Trustees. The Advisor will review and monitor the creditworthiness of such institutions under the Boards' general supervision. To the extent that the proceeds from any sale of collateral upon a default in the obligation to repurchase were less than the repurchase price, the purchaser would suffer a loss. If the other party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there might be restrictions on the purchaser's ability to sell the collateral and the purchaser could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Funds and the Portfolios intend to comply with provisions under such Code that would allow them immediately to resell the collateral.

OPTIONS ACTIVITIES

     The Balanced Portfolio may write (i.e., sell) call options ("calls") on debt securities, and the Small Cap Portfolio may write call options on stocks and stock indices, if the calls are "covered" throughout the life of the option. A call is "covered" if the Portfolio owns the optioned securities. When the Balanced or Small Cap Portfolio writes a call, it receives a premium and gives the purchaser the right to buy the underlying security at any time during the call period at a fixed exercise price regardless of market price changes during the call period. If the call is exercised, the Portfolio will forgo any gain from an increase in the market price of the underlying security over the exercise price.

     The Balanced and Small Cap Portfolios may purchase a call on securities to effect a "closing purchase transaction," which is the purchase of a call covering the same underlying security and having the same exercise price and expiration date as a call previously written by the Portfolio on which it wishes to terminate its obligation. If the Portfolio is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call previously written by the Portfolio expires (or until the call is exercised and the Portfolio delivers the underlying security).

     The Balanced and Small Cap Portfolios also may write and purchase put options ("puts").

When the Portfolio writes a put, it receives a premium and gives the purchaser of the put the right to sell the underlying security to the Portfolio at the exercise price at any time during the option period. When the Portfolio purchases a put, it pays a premium in return for the right to sell the underlying security at the exercise price at any time during the option period. If any put is not exercised or sold, it will become worthless on its expiration date.

     A Portfolio's option positions may be closed out only on an exchange which provides a secondary market for options of the same series, but there can be no assurance that a liquid secondary market will exist at a given time for any particular option.

     In the event of a shortage of the underlying securities deliverable on exercise of an option, the Options Clearing Corporation has the authority to permit other, generally comparable securities to be delivered in fulfillment of option exercise obligations. If the Options Clearing Corporation exercises its discretionary authority to allow such other securities to be delivered, it may also adjust the exercise prices of the affected options by setting different prices at which otherwise ineligible securities may be delivered. As an alternative to permitting such substitute deliveries, the Options Clearing Corporation may impose special exercise settlement procedures.

FUTURES CONTRACTS

     The Balanced Portfolio may buy and sell interest rate futures contracts, and all the Portfolios may buy and sell stock index futures contracts. A futures contract is an agreement between two parties to buy and sell a security or an index for a set price on a future date. Futures contracts are traded on designated "contract markets" which, through their clearing corporations, guarantee performance of the contracts.

     Entering into a futures contract for the sale of securities has an effect similar to the actual sale of securities, although sale of the futures contract might be accomplished more easily and quickly. Entering into futures contracts for the purchase of securities has an effect similar to the actual purchase of the underlying securities, but permits the continued holding of securities other than the underlying securities.

     A stock index futures contract may be used as a hedge by any of the Portfolios with regard to market risk as distinguished from risk relating to a specific security. A stock index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date, a final cash settlement occurs. Changes in the market value of a particular stock index futures contract reflects changes in the specified index of equity securities on which the future is based.

     There are several risks in connection with the use of futures contracts. In the event of an imperfect correlation between the futures contract and the portfolio position which is intended to be protected, the desired protection may not be obtained and a Portfolio may be exposed to risk of loss. Further, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for a Portfolio than if it had not entered into any futures on stock indices.

     In addition, the market prices of futures contracts may be affected by certain factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the securities and futures markets. Second, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions.

     Finally, positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. There is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time.

FOREIGN SECURITIES

     The Portfolios may invest in securities of foreign issuers in foreign markets. In addition, the Portfolios may invest in American Depositary Receipts ("ADRs"), which are receipts, usually issued by a U.S. bank or trust company, evidencing ownership of the underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and are designed for use in the U.S. securities markets. A depositary may issue unsponsored ADRs without the consent of the foreign issuer of securities, in which case the holder of the ADR may incur higher costs and receive less information about the foreign issuer than the holder of a sponsored ADR. A Portfolio may invest no more than 20% of its total assets in foreign securities, and it will only purchase foreign securities or ADRs which are listed on a national securities exchange or included in the NASDAQ system.

     Foreign securities and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. These include risks relating to political or economic conditions in foreign countries, fluctuations in foreign currencies, withholding or other taxes, operational risks, increased regulatory burdens and the potentially less stringent investor protection and disclosure standards of foreign markets. All of these factors can make foreign investments, especially those in developing countries, more volatile.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

     The Portfolios may enter into forward contracts with respect to specific transactions. For example, when a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, the Portfolio may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of the payment, by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying transaction. The Portfolio will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

     The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency a Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing a Portfolio to sustain losses on these contracts and transaction costs. The Portfolios may enter into forward contracts or maintain a net exposure to such contracts only if (1) the consummation of the contracts would not obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets denominated in that currency or (2) the Portfolio maintains a segregated account as described below. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Advisor believes it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of a Portfolio will be served.

     At or before the maturity date of a forward contract that requires a Portfolio to sell a currency, the Portfolio may either sell a security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Portfolio may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Portfolio would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate between the currencies involved moved between the execution dates of the first and second contracts.

     The cost to a Portfolio of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward contracts does not eliminate fluctuations in the prices of the underlying securities a Portfolio owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

SEGREGATED ACCOUNTS

     When a Portfolio writes an option, sells a futures contract or enters into a forward foreign currency exchange contract, it will establish a segregated account with its custodian bank, or a securities depository acting for it, to hold assets of the Portfolio in order to insure that the Portfolio will be able to meet its obligations. In the case of a call that has been written, the securities covering the option will be maintained in the segregated account and cannot be sold by a Portfolio until released. In the case of a put that has been written or a forward foreign currency contract that has been entered into, liquid securities will be maintained in the segregated account in an amount sufficient to meet a Portfolio's obligations pursuant to the put or forward contract. In the case of a futures contract, liquid securities will be maintained in the segregated account equal in value to the current value of the underlying contract, less the margin deposits. The margin deposits are also held, in cash or U.S. Government securities, in the segregated account.

DEBT SECURITIES AND RATINGS

     Ratings of debt securities represent the rating agencies' opinions regarding their quality, are not a guarantee of quality and may be reduced after a Portfolio has acquired the security. The Advisor will consider whether the Portfolio should continue to hold the security but is not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates.

                                   MANAGEMENT

         The overall management of the business and affairs of the Trust is vested with its Board of Trustees. The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent. Likewise, the Portfolios each have a Board of Trustees which have comparable responsibilities, including approving agreements with the Advisor. The day to day operations of the Trust and the Portfolios are delegated to their officers, subject to their investment objectives and policies and to general supervision by their Boards of Trustees.

         The following table lists the Trustees and officers of the Trust, their business addresses and principal occupations during the past five years. Unless otherwise noted, each individual has held the position listed for more than five years.

Name, Address                    Position(s) Held               Principal Occupation(s)
and Age                           With the Trust                  During Past 5 Years
-------                           --------------                  -------------------
Douglass B. Allen* (age 37)         Trustee and               Vice President of the Advisor
300 North Lake Avenue               President
Pasadena, CA 91101


Jettie M. Edwards (age 53)          Trustee                   Consulting principal of
76 Seaview Drive                                              Syrus Associates (consulting firm)
Santa Barbara, CA 93108

Richard N. Frank (age 76)           Trustee                   Chief Executive Officer, Lawry's
234 E. Colorado Blvd.                                         Restaurants, Inc.; formerly, Chairman of
Pasadena, CA 91101                                            Lawry's Foods, Inc.

James Clayburn LaForce  (age 70)    Trustee                   Dean Emeritus, John E. Anderson Graduate
P.O. Box 1585                                                 School of Management, University of
Pauma Valley, CA 92061                                        California, Los Angeles.  Director of The
                                                              BlackRock Funds.  Trustee of Payden &
                                                              Rygel Investment Trust.  Director of the
                                                              Timken Co., Rockwell International, Eli Lily,
                                                              Jacobs Engineering Group and Imperial
                                                              Credit Industries.

Anthony R. Mozilo (age 60)          Trustee                   Vice Chairman and Executive Vice
155 N. Lake Avenue                                            President of Countrywide Credit Industries
Pasadena, CA 91101                                            (mortgage banking)


Wayne H. Smith (age 58)             Trustee                   Vice President and Treasurer of Avery
150 N. Orange Grove Blvd.                                     Dennison Corporation (pressure sensitive
Pasadena, CA 91103                                            material and office products manufacturer)

Thomas J. Condon* (age 61)          Trustee                   Managing Director of the Advisor
300 North Lake Avenue
Pasadena, CA 911101


Aaron W.L. Eubanks, Sr. (age 37)    Vice President            Senior Vice President of the Advisor.
300 North Lake Avenue               and Secretary
Pasadena, CA 91101

William T. Warnick (age 31)         Vice President            Vice President of the Advisor
300 North Lake Avenue               and Treasurer
Pasadena, CA 91101


         The following table lists the Trustees and officers of each of the Portfolios, their business addresses and principal occupations during the past five years. Unless otherwise noted, each individual has held the position listed for more than five years.

Name, Address                    Position(s) Held               Principal Occupation(s)
and Age                           With the Trust                  During Past 5 Years
-------                           --------------                  -------------------
Douglass B. Allen* (age 37)          Trustee and              Vice President of the Advisor
300 North Lake Avenue                President
Pasadena, CA 91101


Jettie M. Edwards (age 53)           Trustee                  Consulting principal of
76 Seaview Drive                                              Syrus Associates (consulting firm)
Santa Barbara, CA 93108


Richard N. Frank (age 76)            Trustee                  Chief Executive Officer, Lawry's
234 E. Colorado Blvd.                                         Restaurants, Inc.; formerly, Chairman of
Pasadena, CA 91101                                            Lawry's Foods, Inc.

James Clayburn LaForce  (age 76)     Trustee                  Dean Emeritus, John E. Anderson Graduate
P.O. Box 1585                                                 School of Management, University of
Pauma Valley, CA 92061                                        California, Los Angeles.  Director of The
                                                              BlackRock Funds.  Trustee of Payden &
                                                              Rygel Investment Trust.  Director of the
                                                              Timken Co., Rockwell International, Eli Lily,
                                                              Jacobs Engineering Group and Imperial
                                                              Credit Industries.

Anthony R. Mozilo (age 60)           Trustee                  Vice Chairman and Executive Vice
155 N. Lake Avenue                                            President of Countrywide Credit Industries
Pasadena, CA 91101                                            (mortgage banking)


Wayne H. Smith (age 58)              Trustee                   Vice President and Treasurer of Avery
150 N. Orange Grove Blvd.                                      Dennison Corporation (pressure sensitive
Pasadena, CA 91103                                             material and office products manufacturer)

Aaron W.L. Eubanks, Sr. (age 37)     Vice President            Senior Vice President of the Advisor.
300 North Lake Avenue                and Secretary
Pasadena, CA 91101

William T. Warnick (age 31)          Vice President            Vice President of the Advisor
300 North Lake Avenue                and Treasurer
Pasadena, CA 91101

----------
* denotes Trustees who are "interested persons" of the Trust or Portfolios under the 1940 Act.

         The following compensation was paid to each of the following Trustees. No other compensation or retirement benefits were received by any Trustee or officer from the Registrant or other registered investment company in the "Fund Complex."




                                                          Deferred             Deferred         Total Compensation
                        Aggregate       Aggregate        Compensation          Compensation       From Trust and
                       Compensation    Compensation    Accrued as Part      Accrued as Part of    Portfolios Paid
Name of Trustee         from Trust   from Portfolios   of Trust Expenses   Portfolios Expenses      to Trustee
---------------         ----------   ---------------   -----------------   -------------------      ----------
Jettie M. Edwards        $             $                 $                   $                       $
Wayne H. Smith           $             $                 $                   $                       $
Richard N. Frank         $             $                 $                   $                       $
James Clayburn LaForce   $             $                 $                   $                       $
Angelo R. Mozilo         $             $                 $                   $                       $


     The following persons, to the knowledge of the Trust, owned more than 5% of the outstanding shares of the Balanced Fund A as of December 2, 1999:

Gilbert Papazian - 9.43%
Hillsborough, CA 94010

Gilbert Papazian and
 Margaret Papagian, Trustees - 5.25%
Hillsborough, CA 94010

Sanwa Bank California, Trustee - 5.51%
Los Angeles, CA 90060

Straffe & Co. FBO - 9.42%
 Safelite Glass
Westerville, OH 43086

UMBSC & Co, Trustee - 48.91%
Kansas City, MO 64141

     The following persons, to the knowledge of the Trust, owned more than 5% of the outstanding shares of the Growth Fund A as of December 2, 1999:

Wilmington Trust Co. FBO
 Mustang Employee 401K - 62.76%
Wilmington, DE 19899

Wilmington Trust Co, Trustee FBO
 Catholic Health Care - 11.91%
Wilmington, DE 19899

William A Eddy and
 Joan D. Eddy, Trustees - 15.42%
Long Beach, CA 90815

     The following persons, to the knowledge of the Trust, owned more than 5% of the outstanding shares of the Mid Cap Fund A as of December 2, 1999:

Larry D. Tashjian and
 Karen D. Tashjian, Trustees - 10.35%
La Canada, CA 91011

George E. Handtmann III, Trustee - 11.47%
Carpinteria, CA 93013

Jeffrey J. Miller and
 Paula J. Miller, Trustees - 6.20%
La Canada, CA 91011

Robert M. Kommerstad and
 Lila M. Kommerstad, Trustees - 6.20%
Bradbury, CA 91010

Bernard J. Johnson, Trustee - 6.20%
Altadena, CA 91001

Thomas J and Julie H. Condon, Trustees - 9.43%
San Marina, CA 91108

Thomas M. Mitchell and
 Jerrine E. Mitchell, Trustees - 6.27%
San Gabriel, CA 91775

Merrill Lynch - 12.71%
Jacksonville, FL 32246

Donald H. Neu - 5.52%
San Marino, CA 91108

     The following persons, to the knowledge of the Trust, owned more than 5% of the outstanding shares of the Small Company Growth Fund A as of December 2, 1999:

Merrill Lynch, for benefit of
 Building One Fund Admin Team A - 73.82%
Jacksonville, FL 32246

IITC - 6.60%
Boulder, CO 80503

     To the knowledge of the Trust, as of December 2, 1999, Merrill Lynch, for sole benefit of its customers, Jacksonville, FL 32246 owned 90.15% of the outstanding shares of the Balanced Fund B.

     To the knowledge of the Trust, as of December 2, 1999, Merrill Lynch, for sole benefit of its customers, Jacksonville, FL 32246 owned 99.43% of the outstanding shares of the Mid Cap Fund B.

     To the knowledge of the Trust, as of December 2, 1999, Merrill Lynch, for sole benefit of its customers, Jacksonville, FL 32246 owned 99.16% of the outstanding shares of the Small Company Growth Fund B.

     As of December 2, 1999, shares of the Funds owned by the Trustee and officers as a group were less than 1%.

THE ADVISOR

     The Trust does not have an investment advisor, although the Advisor performs certain administrative services for it, including providing certain officers and office space.

     The following information is provided about the Advisor and the Portfolios. Subject to the supervision of the Boards of Trustees of the Portfolios, investment management and services will be provided to the Portfolios by the Advisor, pursuant to separate Investment Advisory Agreements (the "Advisory Agreements"). Under the Advisory Agreements, the Advisor will provide a continuous investment program for the Portfolios and make decisions and place orders to buy, sell or hold particular securities. In addition to the fees payable to the Advisor and the Administrator, the Portfolios and the Trust are responsible for their operating expenses, including: (i) interest and taxes;
(ii) brokerage commissions; (iii) insurance premiums; (iv) compensation and expenses of Trustees other than those affiliated with the Advisor or the Administrator; (v) legal and audit expenses; (vi) fees and expenses of the custodian, shareholder service and transfer agents; (vii) fees and expenses for registration or qualification of the Trust and its shares under federal or state securities laws; (viii) expenses of preparing, printing and mailing reports and notices and proxy material to shareholders; (ix) other expenses incidental to holding any shareholder meetings; (x) dues or assessments of or contributions to the Investment Company Institute or any successor; (xi) such non-recurring expenses as may arise, including litigation affecting the Trust or the Portfolios and the legal obligations with respect to which the Trust or the Portfolios may have to indemnify their officers and Trustees; and (xii) amortization of organization costs.

     The Advisor is an indirect, wholly owned subsidiary of United Asset Management Corporation ("UAM"), a New York Stock Exchange listed holding company principally engaged, through affiliated firms, in providing institutional investment management services. On February 15, 1995, UAM acquired the assets of the Advisor's predecessor, which had the same name as the Advisor; on that date the Advisor entered into new Advisory Agreements having the same terms as the previous Advisory Agreements with the Portfolios. The term "Advisor" also refers to the Advisor's predecessor.

     For its services, the Advisor receives a fee from the Balanced Portfolio at an annual rate of 0.60% of its average net assets, 0.80% of the Growth Portfolio's average net assets, 0.80% of the Small Cap Portfolio's average net assets and 0.70% of the Mid Cap Portfolio's average net assets. During the fiscal years ended October 31, 1999, 1998 and 1997, the Advisor earned fees pursuant to the Advisory Agreements as follows: from the Balanced Portfolio,
$_______, $236,672 and $153,518, respectively; from the Growth Portfolio, $________, $1,045,893 and $838,058, respectively; and from the Small Cap Portfolio, $_______, $1,418,731 and $1,525,768, respectively. During the fiscal year ended October 31, 1999 and for the period December 31, 1997 through October 31, 1998, the Advisor earned fees pursuant to the Advisory Agreement from the Mid Cap Portfolio as follows: $_______ and $29,031, respectively. However, the Advisor has agreed to limit the aggregate expenses of the Balanced Portfolio to 0.80% of average net assets, the aggregate expenses of the Mid Cap Portfolio to 0.90% of average net assets, and the aggregate expenses of the Growth and Small Cap Portfolios to 1.00% of average net assets . As a result, the Advisor paid expenses of the Balanced Portfolio that exceeded these expense limits in the amounts of $_____, $71,076 and $91,689 during the fiscal years ended October 31, 1999, 1998 and 1997, respectively. The Advisor paid expenses of the Growth Portfolio that exceeded these expense limits in the amounts of $______, $22,176 and $48,003 during the fiscal years ended October 31, 1999, 1998 and 1997, respectively. The Advisor paid expenses of the Small Cap Portfolio that exceeded these expense limits in the amounts of $_____, $24,020 and $24,879 during the fiscal years ended October 31, 1999, 1998 and 1997, respectively. The Advisor paid expenses of the Mid Cap Portfolio that exceeded these expense limits in the amount of $____ for the fiscal year ended October 31, 1999 and waived advisory fees in the amount of $85,951 for the period December 31, 1997 through October 31, 1998.

     Under the Advisory Agreements, the Advisor will not be liable to the Portfolios for any error of judgment by the Advisor or any loss sustained by the Portfolios except in the case of a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages will be limited as provided in the 1940 Act) or of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

     The Advisory Agreements will remain in effect for two years from their execution. Thereafter, if not terminated, each Advisory Agreement will continue automatically for successive annual periods, provided that such continuance is specifically approved at least annually (i) by a majority vote of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval, and (ii) by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Portfolio.

     The Advisory Agreements are terminable by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Portfolios at any time without penalty, on 60 days written notice to the Advisor. The Advisory Agreements also may be terminated by the Advisor on 60 days written notice to the Portfolios. The Advisory Agreements terminate automatically upon their assignment (as defined in the 1940 Act).

     The Advisor also provides certain administrative services to the Trust pursuant to Administration Agreements, including assisting shareholders of the Trust, furnishing office space and permitting certain employees to serve as officers and Trustees of the Trust. For its services, it earns a fee at the rate of 0.20% of the average net assets of each series of the Trust.

     During the fiscal years ended October 31, 1999, 1998 and 1997, the Advisor earned fees from the Balanced Fund A of $______, $78,802 and $52,139,
respectively;   from  the  Growth  Fund  A  of  $_______,   $6,338  and  $1,029,
respectively; from the Small Company Growth Fund A of $6,173 and $1,993, respectively. For fiscal year ended October 31, 1999 and for the period December 31, 1997 through October 31, 1998, the Adviser earned fees from the Mid Cap Fund A of $_____ and $8,219, respectively. The Advisor has agreed to limit the aggregate expenses of the Balanced Fund A, Growth Fund A, Mid Cap Fund A and Small Company Growth Fund A to 1.05%, 1.35%, 1.39% and 1.55%, respectively, of each Fund's average daily net assets. As a result, for the fiscal year ended October 31, 1999, the Advisor waived fees and reimbursed expenses of the Funds as follows:

                                           Waived               Reimbursed
                                            Fees                 Expenses
                                            ----                 --------
Balanced Fund A                           $                     $
Growth Fund A
Mid Cap Fund A
Small Company Growth Fund A

     During the period March 31, 1999 Through October 31, 1999, the Advisor earned fees from the Balanced Fund B, Growth Fund B, Small Company Growth Fund B and Mid Cap Fund B in the amounts of $______, $_______, $______ and $_____, respectively. The Advisor has agreed to limit the aggregate expenses of the Balanced Fund B, Growth Fund B, Mid Cap Fund B and Small Company Growth Fund B to 1.90%, 2.10%, 2.14% and 2.30%, respectively, of each Fund's average daily net assets. As a result, for the period March 31, 1999 through October 31, 1999, the Advisor waived fees and reimbursed expenses of the Funds as follows:

                                           Waived               Reimbursed
                                            Fees                 Expenses
                                            ----                 --------
Balanced Fund B                           $                     $
Growth Fund B
Mid Cap Fund B
Small Company Growth Fund B

     The Advisor reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Funds if, within three subsequent years, a Fund's expenses are less than the limit agreed to by the Advisor.

THE ADMINISTRATOR

     The Funds and the Portfolios each pay a monthly administration fee to Investment Company Administration, LLC for managing some of their business affairs. Each Fund pays an annual fee of $15,000. Each Portfolio pays an annual administration fee of 0.10% of its average net assets. Each Portfolio, other than the Balanced Portfolio, is subject to an annual minimum administration fee of $45,000. For the fiscal year ended October 31, 1999, the Balanced Portfolio, Growth Portfolio, Mid Cap Portfolio and Small Cap Portfolio paid $_____, $_____, $_____ and $-----, respectively, in administration fees. For the fiscal year ended October 31, 1998, the Balanced Portfolio, Growth Portfolio, Mid Cap Portfolio and Small Cap Portfolio paid $39,445, $130,737, $37,835 and $177,341, respectively, in administration fees.

THE DISTRIBUTOR

     First Fund Distributors, Inc., 4455 E. Camelback Road, Suite 261E, Phoenix AZ 85018, is the Trust's principal underwriter.

DISTRIBUTION PLANS

     The Trustees and/or shareholders of the Trust have adopted, on behalf of each Fund A, a Distribution Plan (the "A Plan") pursuant to Rule 12b-1 under the 1940 Act. The A Plan provides that each Fund A will pay a 12b-1 fee to the Distributor at an annual rate of 0.25% of its average daily net assets for expenses incurred in marketing its shares, including advertising, printing and compensation to securities dealers or other industry professionals.

     The Trustees of the Trust have adopted, on behalf of each Fund B, a Distribution Plan (the "B Plan") pursuant to Rule 12b-1 under the 1940 Act. The B Plan provides for the payment of a distribution fee at the annual rate of 0.75% of each Fund B's average daily net assets for expenses incurred in marketing its shares and a service fee at the annual rate of 0.25% of each Fund B's average daily net assets.


     The Trustees of the Trust have adopted, on behalf of each Fund C, a Distribution Plan (the "C Plan") pursuant to Rule 12b-1 under the 1940 Act. The C Plan provides for the payment of a distribution fee at the annual rate of 0.75% of each Fund C's average daily net assets for expenses incurred in marketing its shares and a service fee at the annual rate of 0.25% of each Fund C's average daily net assets.


     For the fiscal year ended October 31, 1999, the Balanced Fund A, Growth Fund A, Mid Cap Fund A and Small Company Growth Fund A paid the Distributor fees of $______, $------, $______ and $______, respectively, all of which were paid as compensation to broker-dealers.

     For the period March 31, 1999 through October 31, 1999, the Balanced Fund B, Growth Fund B, Mid Cap Fund B and Small Company Growth Fund B paid the Distributor fees of $_______, $______, $_______ and $________, respectively, all of which were paid compensation to broker-dealers.

SHAREHOLDER SERVICES PLAN

     On May 15, 1998, the Board of Trustees approved the implementation of a Shareholder Services Plan (the "Services Plan") under which the Advisor will provide, or arrange for others to provide, certain specified shareholder services. As compensation for the provision of shareholder services, each Fund A will pay the Advisor a monthly fee at an annual rate of up to 0.15% of the Fund's average daily net assets. The Advisor will pay certain banks, trust companies, broker-dealers and other financial intermediaries (each, a "Participating Organization") out of the fees the Advisor receives from the Funds under the Services Plan to the extent that the Participating Organization performs shareholder servicing functions for Fund A shares owned by its customers.

DEALER COMMISSIONS

     The Distributor pays a portion of the sales charges imposed on purchases of the Fund A shares to retail dealers, as follows:

                                        Dealer Commission
                                            as a % of
              Your investment             offering price
              ---------------             --------------
              Up to $49,000                    5.00%
              $50,000-$99,999                  3.75
              $100,000-$249,999                2.75
              $250,000-$499,999                2.00
              $500,000-$999,999                1.60
              $1,000,000 and over              *

----------
* The Distributor pays a commission of up to 1.00% to financial institutions that initiate purchases of $1 million or more.

                             CUSTODIAN AND AUDITORS

     The Trust's custodian, Provident National Bank, 200 Stevens Drive, Lester, PA 19113 is responsible for holding the Funds' assets. Provident Financial Processing Corporation, 400 Bellevue Parkway, Wilmington, DE 19809, acts as each Fund's transfer agent; its mailing address is P.O. Box 8943, Wilmington, DE 19899. The Trust's independent accountants, _____________, assist in the preparation of certain reports to the Securities and Exchange Commission and the Funds' tax returns.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     The Advisory Agreements state that in connection with its duties to arrange for the purchase and the sale of securities held by the Portfolios by placing purchase and sale orders for the Portfolios, the Advisor shall select such broker-dealers ("brokers") as shall, in its judgment, achieve the policy of "best execution," i.e., prompt and efficient execution at the most favorable securities price. In making such selection, the Advisor is authorized in the Advisory Agreements to consider the reliability, integrity and financial condition of the broker. The Advisor also is authorized by the Advisory Agreements to consider whether the broker provides research or statistical information to the Portfolios and/or other accounts of the Advisor. The Advisor may select brokers who sell shares of the Portfolios or the Funds which invest in the Portfolios.

     The Advisory Agreements state that the commissions paid to brokers may be higher than another broker would have charged if a good faith determination is made by the Advisor that the commission is reasonable in relation to the services provided, viewed in terms of either that particular transaction or the Advisor's overall responsibilities as to the accounts as to which it exercises investment discretion and that the Advisor shall use its judgment in determining that the amount of commissions paid are reasonable in relation to the value of brokerage and research services provided and need not place or attempt to place a specific dollar value on such services or on the portion of commission rates reflecting such services. The Advisory Agreements provide that to demonstrate that such determinations were in good faith, and to show the overall reasonableness of commissions paid, the Advisor shall be prepared to show that commissions paid (i) were for purposes contemplated by the Advisory Agreements;
(ii) were for products or services which provide lawful and appropriate assistance to its decision-making process; and (iii) were within a reasonable range as compared to the rates charged by brokers to other institutional investors as such rates may become known from available information. During the fiscal year ended October 31, 1999, the Balanced Portfolio paid $_____ in brokerage commissions, of which $____ was paid to brokers who furnished research services. During the fiscal year ended October 31, 1998, the Balanced Portfolio paid $34,286 in brokerage commissions, of which $319 was paid to brokers who furnished research services. During the fiscal year ended October 31, 1999, the Growth Portfolio paid $_____ in brokerage commissions, of which $_____ was paid to brokers who furnished research services. During the fiscal year ended October 31, 1998, the Growth Portfolio paid $165,841 in brokerage commissions, of which $2,255 was paid to brokers who furnished research services. During the fiscal year ended December 31, 1999, the Small Cap Portfolio paid $_______ in brokerage commissions, of which $_____ was paid to brokers who furnished research services. During the fiscal year ended December 31, 1998, the Small Cap Portfolio paid $208,083 in brokerage commissions, of which $10,766 was paid to brokers who furnished research services. During the fiscal year ended December 31, 1999, the Mid Cap Portfolio paid $______ in brokerage commissions, of which $______ was paid to brokers who furnished research services. During the period December 31, 1997 through October 31, 1998, the Mid Cap Portfolio paid $15,377 in brokerage commissions, of which $921 was paid to brokers who furnished research services. During the fiscal year ended October 31, 1997, the Balanced Portfolio, Growth Portfolio and Small Cap Portfolio paid brokerage commissions in the amounts of $24,471, $110, 376 and $218,0897, respectively.

     The research services discussed above may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic or institutional areas and information assisting the Portfolios in the valuation of the Portfolios' investments. The research which the Advisor receives for the Portfolios' brokerage commissions, whether or not useful to the Portfolios, may be useful to it in managing the accounts of its other advisory clients. Similarly, the research received for the commissions of such accounts may be useful to the Portfolios.

     The debt securities which will be a major component of the Balanced Portfolio's portfolio are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission although the price of the security usually includes a profit to the dealer. Money market instruments usually trade on a "net" basis as well. On occasion, certain money market instruments may be purchased by the Portfolios directly from an issuer in which case no commissions or discounts are paid. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

                               PORTFOLIO TURNOVER

     Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in a Portfolio's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. See "Portfolio Transactions and Brokerage." Growth Portfolio's portfolio turnover rate for the fiscal years ended October 31, 1999 and 1998 was ____% and 81.06%, respectively. Balanced Portfolio's portfolio turnover rate for the fiscal years ended October 31, 1999 and 1998 was __% and 111.47%, respectively. Small Cap Portfolio's portfolio turnover rate for the fiscal years ended October 31, 1999 and 1998 was ____% and 81.75%, respectively. Mid Cap Portfolio's portfolio turnover rate for the fiscal year ended December 31, 1999 and for the period December 31, 1997 through October 31, 1998 was ____% and 166.89%, respectively.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Reference is made to "Ways to Set Up Your Account - How to Buy Shares How To Sell Shares" in the prospectus for additional information about purchase and redemption of shares. You may purchase and redeem shares of each Fund on each day on which the New York Stock Exchange ("Exchange") is open for trading. The Exchange annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the Exchange may close on days not included in that announcement.

     The contingent deferred sales charge imposed on Fund B and Fund C shares does not apply to (a) any redemption pursuant to a tax-free return of an excess contribution to an individual retirement account or other qualified retirement plan if the Fund is notified at the time of such request; (b) any redemption of a lump-sum or other distribution from qualified retirement plans or accounts provided the shareholder has attained the minimum age of 70 1/2 years and has held the Fund shares for a minimum period of three years; (c) any redemption by advisory accounts managed by the Advisor or its affiliates; (d) any redemption made by employees, officers or directors of the Advisor or its affiliates; (e) any redemption by a tax-exempt employee benefit plan if continuation of the investment would be improper under applicable laws or regulations; and (f) any redemption or transfer of ownership of shares following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code (the "Code"), of a shareholder if the Fund is provided with proof of death or disability and with all documents required by the Transfer Agent within one year after the death or disability.

                                 NET ASSET VALUE

     The net asset value of the Portfolios' shares will fluctuate and is determined as of the close of trading on the Exchange (normally 4:00 p.m. Eastern time) each business day. Each Portfolio's net asset value is calculated separately.

     The net asset value per share is computed by dividing the value of the securities held by each Portfolio plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of interests in the Portfolio outstanding at such time.

     Equity securities listed on a national securities exchange or traded on the NASDAQ system are valued on their last sale price. Other equity securities and debt securities for which market quotations are readily available are valued at the mean between their bid and asked price, except that debt securities maturing within 60 days are valued on an amortized cost basis. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

                                    TAXATION

     The Funds will each be taxed as separate entities under the Code and each intends to elect to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Code. In each taxable year that the Funds qualify, the Funds (but not their shareholders) will be relieved of federal income tax on that part of their investment company taxable income (consisting generally of interest and dividend income, net short-term capital gain and net realized gains from currency transactions) and net capital gain that is distributed to shareholders.

     In order to qualify for treatment as a RIC, the Funds must distribute annually to shareholders at least 90% of their investment company taxable income and must meet several additional requirements. Among these requirements are the following: (1) at least 90% of each Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in securities or currencies; (2) at the close of each quarter of each Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, limited in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund and that does not represent more than 10% of the outstanding voting securities of such issuer; and (3) at the close of each quarter of each Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

     Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

                           DIVIDENDS AND DISTRIBUTIONS

     Dividends from a Fund's investment company taxable income (whether paid in cash or invested in additional shares) will be taxable to shareholders as ordinary income to the extent of the Fund's earnings and profits. Distributions of a Fund's net capital gain (whether paid in cash or invested in additional shares) will be taxable to shareholders as long-term capital gain, regardless of how long they have held their Fund shares.

     Dividends declared by a Fund in October, November or December of any year and payable to shareholders of record on a date in one of such months will be deemed to have been paid by the Fund and received by the shareholders on the record date if the dividends are paid by a Fund during the following January. Accordingly, such dividends will be taxed to shareholders for the year in which the record date falls.

     Under the Taypayer Relief Act of 1997, different maximum tax rates apply to an individual's net capital gain depending on the individual's holding period and marginal rate of federal income tax - generally, 28% for gain recognized on capital assets held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months. Pursuant to an Internal Revenue Service notice, each Fund may divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with the Fund's holding periods for the securities it sold that generated the distributed gain) and its shareholders must treat those portions accordingly.

     Each Fund is required to withhold 31% of all dividends, capital gain distributions and repurchase proceeds payable to any individuals and certain other noncorporate shareholders who do not provide the Fund with a correct taxpayer identification number. Each Fund also is required to withhold 31% of all dividends and capital gain distributions paid to such shareholders who otherwise are subject to backup withholding.

                             PERFORMANCE INFORMATION

TOTAL RETURN

     Average annual total return quotations used in a Fund's advertising and promotional materials are calculated according to the following formula:

                                         n
                                 P(1 + T)  = ERV

where P equals a hypothetical initial payment of $1000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period.

     Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

     The Funds' return computed at the public offering price (using the maximum sales charge for Fund A shares and the applicable CDSC for Fund B shares) for the periods ended October 31, 1999 are set forth below:

AVERAGE ANNUAL TOTAL RETURN

                                     One Year      Five Years    Life of Fund*
                                     --------      ----------    -------------
Balanced Fund A                        ____%          ____%         _____%
Growth Fund A                          ____%          N/A           _____%
Mid Cap Fund A                         ____%          N/A           _____%
Small Company Growth Fund A            ____%          N/A           _____%

----------
* The inception dates for the Funds are as follows: Balanced Fund A - June 10, 1992 ; Growth Fund A - February 3, 1997; Mid Cap Fund A - December 31, 1997; and Small Company Growth Fund A - February 3, 1997.

ANNUAL TOTAL RETURN

                                            Life of Fund*
                                            -------------
Balanced Fund B                                 ____%
Growth Fund B                                   ____%
Mid Cap Fund B                                  ____%
Small Company Growth Fund B                     ____%

----------
* The inception dates for the Funds B are March 31, 1999.

YIELD

     Annualized yield quotations used in a Fund's advertising and promotional materials are calculated by dividing the Fund's interest income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the net asset value per share at the end of the period. Yield quotations are calculated according to the following formula:

                          YIELD = 2 [(a-b + 1){6} - 1]
                                      ---
                                       cd

where a equals dividends and interest earned during the period; b equals expenses accrued for the period, net of reimbursements; c equals the average daily number of shares outstanding during the period that are entitled to receive dividends; and d equals the maximum offering price per share on the last day of the period.

     Except as noted below, in determining net investment income earned during the period ("a" in the above formula), a Fund calculates interest earned on each debt obligation held by it during the period by (1) computing the obligation's yield to maturity, based on the market value of the obligation (including actual accrued interest) on the last business day of the period or, if the obligation was purchased during the period, the purchase price plus accrued interest; (2) dividing the yield to maturity by 360 and multiplying the resulting quotient by the market value of the obligation (including actual accrued interest). Once interest earned is calculated in this fashion for each debt obligation held by a Fund, net investment income is then determined by totaling all such interest earned.

     For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

OTHER INFORMATION

     Performance data of a Fund quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in a Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount. In advertising and promotional materials a Fund may compare its performance with data published by Lipper Analytical Services, Inc. ("Lipper") or CDA Investment Technologies, Inc. ("CDA"). A Fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper or CDA. Advertising and promotional materials also may refer to discussions of a Fund and comparative mutual fund data and ratings reported in independent periodicals including, but not limited to, The Wall Street Journal, Money Magazine, Forbes, Business Week, Financial World and Barron's.

                               GENERAL INFORMATION

     Each Fund is a diversified series of the Trust, which is an open-end investment management company, organized as a Delaware business trust on December 11, 1991. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in a Fund. Each share represents an interest in a Fund proportionately equal to the interest of each other share. Upon the Trust's liquidation, all shareholders would share pro rata in the net assets of the Fund in question available for distribution to shareholders. If they deem it advisable and in the best interest of shareholders, the Board of Trustees may create additional series of shares which differ from each other only as to dividends. The Board of Trustees has created twelve series of shares, and may create additional series in the future, which have separate assets and liabilities. Income and operating expenses not specifically attributable to a particular Fund are allocated fairly among the Funds by the Trustees, generally on the basis of the relative net assets of each Fund.

     Prior to October 31, 1999, the Provident Investment Counsel Funds A were called Provident Investment Counsel Pinnacle Balanced Fund, Provident Investment Counsel Pinnacle Growth Fund, Provident Investment Counsel Pinnacle Mid Cap Fund and Provident Investment Counsel Pinnacle Small Company Growth Fund.

     Each Fund is one of a series of shares, each having separate assets and liabilities, of the Trust. The Board of Trustees may at its own discretion, create additional series of shares. The Declaration of Trust contains an express disclaimer of shareholder liability for its acts or obligations and provides for indemnification and reimbursement of expenses out of the Trust's property for any shareholder held personally liable for its obligations.

     The Declaration of Trust further provides the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares) and may vote in the election of Trustees and on other matters submitted to meetings of shareholders. It is not contemplated that regular annual meetings of shareholders will be held. Rule 18f-2 under the 1940 Act provides that matters submitted to shareholders be approved by a majority of the outstanding securities of each series, unless it is clear that the interests of each series in the matter are identical or the matter does not affect a series. However, the rule exempts the selection of accountants and the election of Trustees from the separate voting requirements. Income, direct liabilities and direct operating expenses of each series will be allocated directly to each series, and general liabilities and expenses of the Trust will be allocated among the series in proportion to the total net assets of each series by the Board of Trustees.

     The Declaration of Trust provides that the shareholders have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of ten per cent of its shares. In addition, ten shareholders holding the lesser of $25,000 worth or one per cent of the shares may advise the Trustees in writing that they wish to communicate with other shareholders for the purpose of requesting a meeting to remove a Trustee. The Trustees will then, if requested by the applicants, mail at the applicants' expense the applicants' communication to all other shareholders. Except for a change in the name of the Trust, no amendment may be made to the Declaration of Trust without the affirmative vote of the holders of more than 50% of its outstanding shares. The holders of shares have no pre-emptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth above. The Trust may be terminated upon the sale of its assets to another issuer, if such sale is approved by the vote of the holders of more than 50% of its outstanding shares, or upon liquidation and distribution of its assets, if approved by the vote of the holders of more than 50% of its outstanding shares. If not so terminated, the Trust will continue indefinitely.

     Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a "majority" (as defined in the Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants. The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

                              FINANCIAL STATEMENTS

     The annual report to shareholders for the Funds A and Funds B for the fiscal year ended October 31, 1999 is a separate document supplied with this SAI, and the financial statements, accompanying notes and report of independent accountants appearing therein are incorporated by reference into this SAI.

                                    APPENDIX

                             DESCRIPTION OF RATINGS

MOODY'S INVESTORS SERVICE, INC.: CORPORATE BOND RATINGS

     Aaa--Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     Moody's applies numerical modifiers "1", "2" and "3" to both the Aaa and Aa rating classifications. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

     A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

STANDARD & POOR'S RATINGS GROUP: CORPORATE BOND RATINGS

     AAA--This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

     AA--Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

     A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

     BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

COMMERCIAL PAPER RATINGS

     Moody's commercial paper ratings are assessments of the issuer's ability to repay punctually promissory obligations. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime 1--highest quality; Prime 2--higher quality; Prime 3--high quality.

     An S&P commercial paper rating is a current assessment of the likelihood of timely payment. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest.

     Issues assigned the highest rating, A, are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers "1", "2" and "3" to indicate the relative degree of safety. The designation A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. A "+" designation is applied to those issues rated "A-1" which possess extremely strong safety characteristics. Capacity for timely payment on issues with the designation "A-2" is strong. However, the relative degree of safety is not as high as for issues designated A-1. Issues carrying the designation "A-3" have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effect of changes in circumstances than obligations carrying the higher designations.

                                     PART C
                                OTHER INFORMATION

ITEM 23. EXHIBITS.

     (1)  Declaration of Trust(1)
     (2)  By-Laws(1)
     (3)  Not applicable
     (4)  Management Agreement(3)
     (5)  Amended and Restated Distribution Agreement(5)
     (6)  Not applicable
     (7)  Custodian  Agreement(4)
     (8)  (i)   Administration Agreement with Investment Company Administration
                Corporation(1)
          (ii)  Administration Agreement with Provident Investment Counsel(1)
          (iii) Amendment to  Administration  Agreement with Investment  Company
                Administration, LLC(5)
          (iv)  Amendment to Administration Agreement with Provident  Investment
                Counsel(5)
          (v)   Shareholder Servicing Agreement(5)
          (vi)  Contractual Waiver/Reimbursement Agreement(5)
     (9)  Opinion  and  consent  of  counsel(1)
     (10) Not applicable
     (11) Not applicable
     (12) Investment letter(1)
     (13) (i)   Distribution Plan pursuant to Rule 12b-1 Funds A(2)
          (ii) Distribution Plan pursuant to Rule 12b-1-Funds B(5)
          (iii) Distribution Plan pursuant to Rule 12b-1 Funds C(6)
     (14) Not applicable
     (15) Not applicable

----------
(1) Previously filed with Post-effective Amendment No. 10 to the Registration Statement on Form N-1A of PIC Investment Trust, File No 33-44579, on April 4, 1996 and incorporated herein by reference.
(2) Previously filed with Post-effective Amendment No. 13 to the Registration Statement on Form N-1A of PIC Investment Trust, File No 33-44579, on January 27, 1997 and incorporated herein by reference.
(3) Previously filed with Post-effective Amendment No. 18 to the Registration Statement on Form N-1A of PIC Investment Trust, File No 33-44579, on December 12, 1997 and incorporated herein by reference.
(4) Previously filed with Post-effective Amendment No. 21 to the Registration Statement on Form N-1A of PIC Investment Trust, File No. 33-44579, on September 29, 1998 and incorporated herein by reference.
(5) Previously filed with Post-effective Amendment No. 32 to the Registration Statement on Form N-1A of PIC Investment Trust, File No. 33-44579, on April 6, 1998 and incorporated herein by reference.
(6)  To be filed by amendment.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     As of December15, 1999, Registrant owned 99.9% of the outstanding Interests in PIC Growth Portfolio, PIC Balanced Portfolio, PIC Mid Cap Portfolio and PIC Small Cap Portfolio, all of which are trusts organized under the laws of the State of New York and registered management investment companies.

ITEM 25. INDEMNIFICATION.

Article VI of Registrant's By-Laws states as follows:

     SECTION 1. AGENTS, PROCEEDINGS AND EXPENSES. For the purpose of this Article, "agent" means any person who is or was a Trustee, officer, employee or other agent of this Trust or is or was serving at the request of this Trust as a Trustee, director, officer, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or was a Trustee, director, officer, employee or agent of a foreign or domestic corporation which was a predecessor of another enterprise at the request of such predecessor entity; "proceeding" means any threatened, pending or completed action or proceeding, whether civil, criminal, administrative or investigative; and "expenses" includes without limitation attorney's fees and any expenses of establishing a right to indemnification under this Article.

     SECTION 2. ACTIONS OTHER THAN BY TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of this Trust) by reason of the fact that such person is or was an agent of this Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that person acted in good faith and reasonably believed:

     (a) in the case of conduct in his official capacity as a Trustee of the Trust, that his conduct was in the Trust's best interests, and

     (b) in all other cases, that his conduct was at least not opposed to the Trust's best interests, and

     (c) in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct of that person was unlawful.

     The termination of any proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent shall not of itself create a presumption that the person did not act in good faith and in a manner which the person reasonably believed to be in the best interests of this Trust or that the person had reasonable cause to believe that the person's conduct was unlawful.

     SECTION 3. ACTIONS BY THE TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action by or in the right of this Trust to procure a judgment in its favor by reason of the fact that that person is or was an agent of this Trust, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of this Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

     SECTION 4. EXCLUSION OF INDEMNIFICATION. Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the agent's office with this Trust.

     No indemnification shall be made under Sections 2 or 3 of this Article:

     (a) In respect of any claim, issue, or matter as to which that person shall have been liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity; or

     (b) In respect of any claim, issue or matter as to which that person shall have been adjudged to be liable in the performance of that person's duty to this Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the circumstances of the case, that person was not liable by reason of the disabling conduct set forth in the preceding paragraph and is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; or

     (c) of amounts paid in settling or otherwise disposing of a threatened or pending action, with or without court approval, or of expenses incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval, unless the required approval set forth in Section 6 of this Article is obtained.

     SECTION 5. SUCCESSFUL DEFENSE BY AGENT. To the extent that an agent of this Trust has been successful on the merits in defense of any proceeding referred to in Sections 2 or 3 of this Article or in defense of any claim, issue or matter therein, before the court or other body before whom the proceeding was brought, the agent shall be indemnified against expenses actually and reasonably incurred by the agent in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party Trustees, also determines that based upon a review of the facts, the agent was not of the disabling conduct referred to in Section 4 of this Article.

     SECTION 6. REQUIRED APPROVAL. Except as provided in Section 5 of this Article, any indemnification under this Article shall be made by this Trust only if authorized in the specific case on a determination that indemnification of the agent is proper in the circumstances because the agent has met the applicable standard of conduct set forth in Sections 2 or 3 of this Article and is not prohibited from indemnification because of the disabling conduct set forth in Section 4 of this Article, by:

     (a) A majority vote of a quorum consisting of Trustees who are not parties to the proceeding and are not interested persons of the Trust (as defined in the Investment Company Act of 1940); or

     (b) A written opinion by an independent legal counsel.

     SECTION 7. ADVANCE OF EXPENSES. Expenses incurred in defending any proceeding may be advanced by this Trust before the final disposition of the proceeding upon a written undertaking by or on behalf of the agent, to repay the amount of the advance if it is ultimately determined that he or she is not entitled to indemnification, together with at least one of the following as a condition to the advance: (i) security for the undertaking; or (ii) the existence of insurance protecting the Trust against losses arising by reason of any lawful advances; or (iii) a determination by a majority of a quorum of Trustees who are not parties to the proceeding and are not interested persons of the Trust, or by an independent legal counsel in a written opinion, based on a review of readily available facts that there is reason to believe that the agent ultimately will be found entitled to indemnification. Determinations and authorizations of payments under this Section must be made in the manner specified in Section 6 of this Article for determining that the indemnification is permissible.

     SECTION 8. OTHER CONTRACTUAL RIGHTS. Nothing contained in this Article shall affect any right to indemnification to which persons other than Trustees and officers of this Trust or any subsidiary hereof may be entitled by contract or otherwise.

     SECTION 9. LIMITATIONS. No indemnification or advance shall be made under this Article, except as provided in Sections 5 or 6 in any circumstances where it appears:

     (a) that it would be inconsistent with a provision of the Agreement and Declaration of Trust of the Trust, a resolution of the shareholders, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or

     (b) that it would be inconsistent with any condition expressly imposed by a court in approving a settlement.

     SECTION 10. INSURANCE. Upon and in the event of a determination by the Board of Trustees of this Trust to purchase such insurance, this Trust shall purchase and maintain insurance on behalf of any agent of this Trust against any liability asserted against or incurred by the agent in such capacity or arising out of the agent's status as such, but only to the extent that this Trust would have the power to indemnify the agent against that liability under the provisions of this Article and the Agreement and Declaration of Trust of the Trust.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     Not applicable.

ITEM 27. PRINCIPAL UNDERWRITERS.

     (a)  The  Registrant's   principal   underwriter  also  acts  as  principal
underwriter for the following investment companies:

         Advisors Series Trust Guinness Flight Investment Funds, Inc Fremont Mutual Funds, Inc, Jurika & Voyles Fund Group Kayne Anderson Mutual Funds Masters' Select Investment Trust O'Shaughnessy Funds, Inc. The Purisima Funds Professionally Managed Portfolios Rainier Investment Management Mutual Funds RNC Mutual Fund Group, Inc. Brandes Investment Trust Allegiance Investment Trust The Dessauer Global Equity Fund Puget Sound Alternative Investment Trust UBS Private Investor Funds Trust for Investment Management

     (b) The following information is furnished with respect to the officers and directors of First Fund Distributors, Inc.:

Name and Principal           Position and Offices with      Position and Offices
Business Address             Principal Underwriter           With Registrant
----------------             ---------------------           ---------------

Robert H. Wadsworth         President and Treasurer         Assistant Secretary
4455 E. Camelback Road
Suite E261
Phoenix, AZ 85018

Eric M. Banhazl             Vice President                  Assistant Treasurer
2025 E. Financial Way
Glendora, CA 91741

Steven J. Paggioli           Vice President and             Assistant Secretary
915 Broadway                  Secretary
New York, NY 10010

         (c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

     The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of Registrant and Registrant's custodian, as follows: the documents required to be maintained by paragraphs (4), (5), (6), (7), (10) and (11) of Rule 31a-1(b) will be maintained by the Registrant, and all other records will be maintained by the Custodian.

ITEM 29. MANAGEMENT SERVICES.

     Not applicable.

ITEM 30. UNDERTAKINGS.

     The Registrant undertakes, if requested to do so by the holders of at least 10% of the Trust's outstanding shares, to call a meeting of shareholders for the purposes of voting upon the question of removal of a director and will assist in communications with other shareholders.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement on Form N-1A of PIC Investment Trust to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Pasadena and State of California on the 16th day of December, 1999.

                                        PIC INVESTMENT TRUST

                                        By /s/ Douglass B. Allen
                                           -----------------------
                                           Douglass B. Allen
                                           President

     This Amendment to the Registration Statement on Form N-1A of PIC Investment Trust has been signed below by the following persons in the capacities indicated on December 16, 1999.


/s/ Douglass B. Allen                     President and Trustee
----------------------------
Douglas B. Allen


Jettie M. Edwards*                        Trustee
----------------------------
Jettie M. Edwards


/s/ Richard N. Frank                      Trustee
----------------------------
Richard N. Frank


/s/ James Clayburn LaForce                Trustee
----------------------------
James Clayburn LaForce


/s/ Angelo R. Mozilo                      Trustee
----------------------------
Angelo R. Mozilo


Wayne H. Smith*                           Trustee
----------------------------
Wayne H. Smith


/s/ William T. Warnick                    Treasurer and Principal
----------------------------              Financial and Accounting
William T. Warnick                        Officer


*   /s/Robert H. Wadsworth
    ---------------------
By: Robert H. Wadsworth
    Attorney-in-fact

                                   SIGNATURES



     PIC Mid Cap Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of PIC Investment Trust to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Pasadena and State of California on the 16th day of December, 1999.



                                        PIC MID CAP PORTFOLIO

                                        By /s/ Douglass B. Allen
                                           -------------------------
                                           Douglass B. Allen
                                           President


     This Amendment to the Registration Statement on Form N-1A of PIC Investment Trust has been signed below by the following persons in the capacities indicated on December 16, 1999.


/s/ Douglass B. Allen                 President and Trustee
----------------------------
Douglas B. Allen


Jettie M. Edwards*                    Trustee
----------------------------
Jettie M. Edwards


/s/ Thomas J. Condon                  Trustee
----------------------------
Thomas J. Condon


Richard N. Frank*                     Trustee
----------------------------
Richard N. Frank


James Clayburn LaForce*               Trustee
----------------------------
James Clayburn LaForce


Angelo R. Mozilo*                     Trustee
----------------------------
Angelo R. Mozilo


Wayne H. Smith*                       Trustee
----------------------------
Wayne H. Smith


/s/ William T. Warnick                Treasurer and Principal
----------------------------          Financial and Accounting
William T. Warnick                    Officer


*   /s/Robert H. Wadsworth
    ---------------------
By: Robert H. Wadsworth
    Attorney-in-fact

                                   SIGNATURES


     PIC Balanced Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of PIC Investment Trust to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Pasadena and State of California on the 16th day of December, 1999.

                                        PIC BALANCED PORTFOLIO

                                        By /s/ Douglass B. Allen
                                           ------------------------
                                           Douglass B. Allen
                                           President

     This Amendment to the Registration Statement on Form N-1A of PIC Investment Trust has been signed below by the following persons in the capacities indicated on December 16, 1999.

/s/ Douglass B. Allen                   President and Trustee
----------------------------
Douglas B. Allen


Jettie M. Edwards*                      Trustee
----------------------------
Jettie M. Edwards


/s/ Thomas J. Condon                    Trustee
----------------------------
Thomas J. Condon


Richard N. Frank*                       Trustee
----------------------------
Richard N. Frank


James Clayburn LaForce*                 Trustee
----------------------------
James Clayburn LaForce


Angelo R. Mozilo*                       Trustee
----------------------------
Angelo R. Mozilo


Wayne H. Smith*                         Trustee
----------------------------
Wayne H. Smith


/s/ William T. Warnick                  Treasurer and Principal
----------------------------            Financial and Accounting
William T. Warnick                      Officer


*   /s/Robert H. Wadsworth
    ---------------------
By: Robert H. Wadsworth
    Attorney-in-fact

                                   SIGNATURES


     PIC Small Cap Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of PIC Investment Trust to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Pasadena and State of California on the 16th day of December, 1999.



                                        PIC SMALL CAP PORTFOLIO

                                        By /s/ Douglass B. Allen*
                                           ------------------------
                                           Douglass B. Allen
                                           President

     This Amendment to the Registration Statement on Form N-1A of PIC Investment Trust has been signed below by the following persons in the capacities indicated on December 16, 1999.


Douglass B. Allen*                       President and Trustee
----------------------------
Douglas B. Allen


Jettie M. Edwards*                       Trustee
----------------------------
Jettie M. Edwards


/s/ Thomas J. Condon                     Trustee
----------------------------
Thomas J. Condon


Richard N. Frank*                        Trustee
----------------------------
Richard N. Frank


James Clayburn LaForce*                  Trustee
----------------------------
James Clayburn LaForce


Angelo R. Mozilo*                        Trustee
----------------------------
Angelo R. Mozilo


Wayne H. Smith*                          Trustee
----------------------------
Wayne H. Smith


/s/ William T. Warnick                   Treasurer and Principal
----------------------------             Financial and Accounting
William T. Warnick                       Officer


*   /s/Robert H. Wadsworth
    ------------------------
By: Robert H. Wadsworth
    Attorney-in-fact

                                   SIGNATURES


     PIC Growth Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of PIC Investment Trust to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Pasadena and State of California on the 16th day of December, 1999.


                                        PIC GROWTH PORTFOLIO

                                        By /s/ Douglass B. Allen*
                                           ------------------------
                                           Douglass B. Allen
                                           President

     This Amendment to the Registration Statement on Form N-1A of PIC Investment Trust has been signed below by the following persons in the capacities indicated on December 16, 1999.


Douglass B. Allen*                       President and Trustee
----------------------------
Douglas B. Allen


Jettie M. Edwards*                       Trustee
----------------------------
Jettie M. Edwards


/s/ Thomas J. Condon                     Trustee
----------------------------
Thomas J. Condon


Richard N. Frank*                        Trustee
----------------------------
Richard N. Frank


James Clayburn LaForce*                  Trustee
----------------------------
James Clayburn LaForce


Angelo R. Mozilo*                        Trustee
----------------------------
Angelo R. Mozilo


Wayne H. Smith*                          Trustee
----------------------------
Wayne H. Smith


/s/ William T. Warnick                   Treasurer and Principal
----------------------------             Financial and Accounting
William T. Warnick                       Officer


*   /s/Robert H. Wadsworth
    ------------------------
By: Robert H. Wadsworth
    Attorney-in-fact